John Hancock
Seaport Long/Short Fund
Quarterly portfolio holdings 1/31/2023

Fund’s investments
As of 1-31-23 (unaudited)
	Shares	Value
Common stocks 68.5%		$553,740,573
(Cost $494,025,671)
Communication services 3.4%		27,797,670
Entertainment 1.0%
Activision Blizzard, Inc.	52,713	4,036,234
Netflix, Inc. (A)	6,911	2,445,526
Spotify Technology SA (A)	2,716	306,148
Take-Two Interactive Software, Inc. (A)	10,863	1,230,017
Ubisoft Entertainment SA (A)	10,122	209,592
Interactive media and services 1.6%
Alphabet, Inc., Class A (A)	20,991	2,074,750
Alphabet, Inc., Class C (A)	8,511	849,994
Baidu, Inc., Class A (A)	82,757	1,391,148
Bumble, Inc., Class A (A)	44,884	1,155,763
CarGurus, Inc. (A)	81,899	1,445,517
Meta Platforms, Inc., Class A (A)	9,055	1,348,923
Pinterest, Inc., Class A (A)	41,958	1,103,076
Tencent Holdings, Ltd.	44,900	2,187,928
ZoomInfo Technologies, Inc. (A)	41,397	1,168,637
Media 0.3%
Charter Communications, Inc., Class A (A)	2,110	810,894
DISH Network Corp., Class A (A)	13,380	192,538
Nippon Television Holdings, Inc.	1,504	12,159
Publicis Groupe SA	26,552	1,872,968
Wireless telecommunication services 0.5%
Bharti Airtel, Ltd.	189,284	1,785,189
T-Mobile US, Inc. (A)	14,538	2,170,669
Consumer discretionary 3.4%		27,654,515
Automobiles 0.1%
Thor Industries, Inc.	11,578	1,103,731
XPeng, Inc., A Shares (A)	4,255	22,394
Diversified consumer services 0.0%
Hope Education Group Company, Ltd. (B)	118,474	12,122
Hotels, restaurants and leisure 0.4%
Airbnb, Inc., Class A (A)	11,285	1,253,876
Domino’s Pizza, Inc.	4,721	1,666,513
Household durables 0.2%
Panasonic Holdings Corp.	30,576	283,543
Skyline Champion Corp. (A)	25,959	1,530,283
Internet and direct marketing retail 1.6%
Alibaba Group Holding, Ltd. (A)	268,155	3,686,772
Amazon.com, Inc. (A)	47,270	4,874,955
Chewy, Inc., Class A (A)	11,581	521,840
Coupang, Inc. (A)	77,404	1,307,354
Etsy, Inc. (A)	13,115	1,804,362
JD.com, Inc., ADR	16,246	967,124
Meituan, Class B (A)(B)	4,490	100,378
Multiline retail 0.0%
Seria Company, Ltd.	681	14,965
Specialty retail 0.4%
The TJX Companies, Inc.	13,401	1,097,006
2	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
Ulta Beauty, Inc. (A)	4,070	$2,091,817
Textiles, apparel and luxury goods 0.7%
Cie Financiere Richemont SA, A Shares	13,349	2,057,845
Li Ning Company, Ltd.	151,500	1,497,678
Lululemon Athletica, Inc. (A)	5,735	1,759,957
Consumer staples 1.6%		12,989,691
Food products 0.9%
Calbee, Inc.	642	14,499
Cranswick PLC	66,966	2,634,425
Nomad Foods, Ltd. (A)	253,769	4,514,551
Personal products 0.4%
Haleon PLC (A)	703,957	2,821,023
Unilever PLC	12,533	637,918
Tobacco 0.3%
British American Tobacco PLC	28,294	1,084,616
Imperial Brands PLC	51,130	1,282,659
Energy 4.5%		36,517,619
Energy equipment and services 1.2%
Cactus, Inc., Class A	39,900	2,158,989
China Oilfield Services, Ltd., H Shares	14,566	17,654
Diamond Offshore Drilling, Inc. (A)	69,589	797,490
John Wood Group PLC (A)	431,995	757,328
Noble Corp. PLC (A)	22,995	935,667
ProFrac Holding Corp., Class A (A)(C)	37,605	846,113
Schlumberger, Ltd.	20,897	1,190,711
Subsea 7 SA	91,033	1,134,460
Technip Energies NV	50,897	986,755
Vallourec SA (A)	45,720	667,373
Oil, gas and consumable fuels 3.3%
ARC Resources, Ltd.	147,223	1,710,622
Canadian Natural Resources, Ltd.	26,124	1,605,059
Cenovus Energy, Inc.	136,086	2,718,998
Cheniere Energy, Inc.	17,860	2,728,829
Chesapeake Energy Corp.	11,278	978,028
ConocoPhillips	19,120	2,330,154
Cosan SA	148,043	487,032
Diamondback Energy, Inc.	68,189	9,963,775
Shell PLC	90,097	2,645,046
Targa Resources Corp.	14,172	1,063,183
Viper Energy Partners LP	25,019	794,353
Financials 16.4%		132,262,788
Banks 7.2%
AIB Group PLC	1,839,800	7,728,246
Amerant Bancorp, Inc.	31,936	889,098
Ameris Bancorp	54,510	2,570,692
Axis Bank, Ltd.	252,138	2,694,936
Banco Bradesco SA, ADR	4,687	13,077
Banner Corp.	7,369	477,732
BAWAG Group AG (A)(B)	118,869	7,363,319
BNP Paribas SA	13,935	957,082
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
Cadence Bank	2,902	$74,233
Commerzbank AG (A)	319,550	3,652,914
Concordia Financial Group, Ltd.	33,100	145,453
Enterprise Financial Services Corp.	12,254	653,383
Erste Group Bank AG	65,702	2,493,005
FinecoBank Banca Fineco SpA	288,489	5,178,911
Heritage Financial Corp.	40,993	1,169,530
Home BancShares, Inc.	33,011	787,973
International Bancshares Corp.	5,682	266,315
Kasikornbank PCL	89,872	396,375
KB Financial Group, Inc.	395	18,001
KBC Group NV	41,433	3,068,829
National Bank Holdings Corp., Class A	25,929	1,094,982
Security Bank Corp.	8,964	15,128
SouthState Corp.	5,658	450,377
SVB Financial Group (A)	2,573	778,178
Sydbank A/S	50,718	2,312,654
Synovus Financial Corp.	120,022	5,034,923
The Chiba Bank, Ltd.	214,000	1,619,210
The Shiga Bank, Ltd.	65,100	1,355,042
UniCredit SpA	116,170	2,268,932
United Community Banks, Inc.	11,894	387,031
Western Alliance Bancorp	31,022	2,338,128
Capital markets 4.4%
Ares Management Corp., Class A	91,541	7,596,988
Banca Generali SpA	9,321	343,866
BlackRock, Inc.	2,479	1,882,082
Julius Baer Group, Ltd.	17,089	1,096,162
Raymond James Financial, Inc.	7,979	899,792
S&P Global, Inc.	8,353	3,131,874
Schroders PLC	153,144	905,661
The Charles Schwab Corp.	93,159	7,212,370
The Goldman Sachs Group, Inc.	15,022	5,495,198
Tradeweb Markets, Inc., Class A	88,401	6,589,411
Consumer finance 0.6%
American Express Company	25,202	4,408,586
Capital One Financial Corp.	4,175	496,825
Diversified financial services 1.8%
Apollo Global Management, Inc.	77,398	5,478,230
BFF Bank SpA (B)	205,378	1,899,363
EXOR NV (A)	70,406	5,596,476
Hypoport SE (A)	10,624	1,447,374
Insurance 2.4%
AIA Group, Ltd.	282,665	3,196,275
ASR Nederland NV	33,228	1,572,731
Beazley PLC	149,623	1,231,307
Enstar Group, Ltd. (A)	3,471	841,023
Intact Financial Corp.	4,648	674,310
Ping An Insurance Group Company of China, Ltd., H Shares	183,278	1,423,649
T&D Holdings, Inc.	180,600	2,890,728
Talanx AG	23,089	1,142,230
The Progressive Corp.	11,288	1,539,119
4	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Tokio Marine Holdings, Inc.	39,600	$829,410
Trupanion, Inc. (A)	70,960	4,188,059
Health care 17.8%		143,696,166
Biotechnology 7.2%
2seventy bio, Inc. (A)	40,172	546,339
Abcam PLC, ADR (A)	37,914	525,867
Akero Therapeutics, Inc. (A)	13,470	666,765
Alkermes PLC (A)	77,087	2,207,772
Alnylam Pharmaceuticals, Inc. (A)	12,156	2,752,118
Amoy Diagnostics Company, Ltd., Class A	83,317	355,692
Apellis Pharmaceuticals, Inc. (A)	27,102	1,429,088
Argenx SE, ADR (A)	6,822	2,607,710
Ascendis Pharma A/S, ADR (A)	17,274	2,143,358
Biogen, Inc. (A)	14,509	4,220,668
Blueprint Medicines Corp. (A)	12,054	563,404
Celldex Therapeutics, Inc. (A)	4,771	210,210
Clementia Pharmaceuticals, Inc. (A)(D)	9,185	0
Crinetics Pharmaceuticals, Inc. (A)	35,951	704,999
CTI BioPharma Corp. (A)	15,745	87,070
Cytokinetics, Inc. (A)	43,176	1,834,116
Denali Therapeutics, Inc. (A)	21,651	655,376
Everest Medicines, Ltd. (A)(B)	91,528	292,439
Exact Sciences Corp. (A)	32,531	2,196,493
Genmab A/S (A)	4,601	1,803,116
Genus PLC	18,825	675,195
Geron Corp. (A)	294,938	973,295
Grifols SA (A)	30,907	409,148
Immunocore Holdings PLC, ADR (A)	4,512	276,450
ImmunoGen, Inc. (A)	143,640	660,744
Incyte Corp. (A)	15,559	1,324,693
Innovent Biologics, Inc. (A)(B)	89,000	484,734
Intellia Therapeutics, Inc. (A)	836	35,480
Ironwood Pharmaceuticals, Inc. (A)	77,425	891,936
Karuna Therapeutics, Inc. (A)	7,671	1,529,521
Kymera Therapeutics, Inc. (A)	18,590	694,894
Legend Biotech Corp., ADR (A)	19,400	979,700
Merus NV (A)	58,574	913,754
Mirati Therapeutics, Inc. (A)	10,516	561,660
Moderna, Inc. (A)	14,266	2,511,672
Nuvalent, Inc., Class A (A)	25,106	759,457
Prothena Corp. PLC (A)	18,685	1,056,637
Regeneron Pharmaceuticals, Inc. (A)	1,845	1,399,377
Remegen Company, Ltd., H Shares (A)(B)	100,491	812,580
Sage Therapeutics, Inc. (A)	9,352	414,668
Seagen, Inc. (A)	14,884	2,076,020
United Therapeutics Corp. (A)	5,218	1,373,221
Veracyte, Inc. (A)	15,106	379,614
Vertex Pharmaceuticals, Inc. (A)	24,965	8,066,192
Zai Lab, Ltd. (A)	320,000	1,338,498
Zealand Pharma A/S (A)	23,530	734,868
Zentalis Pharmaceuticals, Inc. (A)	27,417	647,041
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	5

	Shares	Value
Health care (continued)
Health care equipment and supplies 2.7%
Abbott Laboratories	26,251	$2,902,048
Alcon, Inc.	23,017	1,736,828
AtriCure, Inc. (A)	26,538	1,148,565
Baxter International, Inc.	3,702	169,144
Becton, Dickinson and Company	6,864	1,731,238
Boston Scientific Corp. (A)	13,749	635,891
DexCom, Inc. (A)	14,264	1,527,532
DiaSorin SpA	14,380	1,871,985
Edwards Lifesciences Corp. (A)	18,517	1,420,254
Glaukos Corp. (A)	5,966	292,632
Hologic, Inc. (A)	26,188	2,130,918
IDEXX Laboratories, Inc. (A)	59	28,350
Inari Medical, Inc. (A)	3,287	187,523
Insulet Corp. (A)	12,053	3,463,068
Intuitive Surgical, Inc. (A)	4,116	1,011,260
Lifetech Scientific Corp. (A)	33,641	13,416
QuidelOrtho Corp. (A)	4,148	355,110
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	145,843	242,446
Smith & Nephew PLC	21,313	294,340
Stryker Corp.	1,033	262,186
Teleflex, Inc.	91	22,151
Venus MedTech Hangzhou, Inc., H Shares (A)(B)	193,500	377,622
Health care providers and services 2.2%
AdaptHealth Corp. (A)	39,955	856,236
Addus HomeCare Corp. (A)	9,702	1,043,159
agilon health, Inc. (A)	38,153	830,209
AmerisourceBergen Corp.	5,300	895,488
Centene Corp. (A)	32,960	2,512,870
Elevance Health, Inc.	845	422,492
Encompass Health Corp.	9,695	605,453
Hapvida Participacoes e Investimentos S/A (A)(B)	747,919	758,778
HCA Healthcare, Inc.	5,373	1,370,491
Humana, Inc.	6,876	3,518,449
Laboratory Corp. of America Holdings	1,502	378,684
Molina Healthcare, Inc. (A)	1,190	371,078
Owens & Minor, Inc. (A)	25,746	508,226
Surgery Partners, Inc. (A)	36,500	1,211,800
UnitedHealth Group, Inc.	4,255	2,124,053
Health care technology 0.3%
Health Catalyst, Inc. (A)	28,455	395,525
Veeva Systems, Inc., Class A (A)	12,769	2,177,753
Life sciences tools and services 1.3%
Agilent Technologies, Inc.	2,767	420,805
Avantor, Inc. (A)	11,402	272,508
Bio-Techne Corp.	10,129	806,876
Danaher Corp.	12,113	3,202,435
ICON PLC (A)	5,457	1,258,984
Illumina, Inc. (A)	2,832	606,614
Lonza Group AG	790	450,649
NanoString Technologies, Inc. (A)	73,532	777,969
Repligen Corp. (A)	500	92,650
Syneos Health, Inc. (A)	10,984	394,545
6	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Life sciences tools and services (continued)
Tecan Group AG	2,218	$930,837
Thermo Fisher Scientific, Inc.	469	267,485
Waters Corp. (A)	99	32,529
WuXi AppTec Company, Ltd., H Shares (B)	99,900	1,298,104
Pharmaceuticals 4.1%
Aclaris Therapeutics, Inc. (A)	93,882	1,586,606
Astellas Pharma, Inc.	28,143	414,269
AstraZeneca PLC	37,599	4,925,937
Bayer AG	3,831	238,460
Chugai Pharmaceutical Company, Ltd.	82,100	2,128,449
CSPC Pharmaceutical Group, Ltd.	686,233	782,445
Daiichi Sankyo Company, Ltd.	54,998	1,727,318
Eisai Company, Ltd.	22,703	1,404,633
Elanco Animal Health, Inc. (A)	55,220	758,171
Eli Lilly & Company	20,041	6,897,110
Hikma Pharmaceuticals PLC	24,451	517,239
Intra-Cellular Therapies, Inc. (A)	35,507	1,701,495
Merck & Company, Inc.	27,542	2,958,286
Novartis AG	20,891	1,888,735
Ono Pharmaceutical Company, Ltd.	40,476	878,276
UCB SA	30,800	2,528,822
Verona Pharma PLC, ADR (A)	35,611	784,866
Zoetis, Inc.	7,089	1,173,159
Industrials 4.4%		35,568,368
Aerospace and defense 0.8%
Babcock International Group PLC (A)	144,747	546,863
BWX Technologies, Inc. (E)	47,112	2,867,236
Dassault Aviation SA	8,882	1,516,719
Hensoldt AG	20,877	605,291
Rheinmetall AG	3,530	824,811
Building products 1.0%
Builders FirstSource, Inc. (A)	42,523	3,389,083
Johnson Controls International PLC	49,369	3,434,601
The AZEK Company, Inc. (A)	44,813	1,081,338
Commercial services and supplies 0.0%
Serco Group PLC	182,954	329,526
Construction and engineering 0.1%
China Railway Group, Ltd., Class A	26,900	22,746
MasTec, Inc. (A)	8,827	867,076
Electrical equipment 0.4%
Contemporary Amperex Technology Company, Ltd., Class A	17,788	1,233,875
Schneider Electric SE	6,267	1,016,605
Shoals Technologies Group, Inc., Class A (A)	18,632	519,646
Zhejiang HangKe Technology, Inc., Company, Class A	2,106	15,788
Machinery 0.5%
CNH Industrial NV	165,874	2,934,535
IMI PLC	24,271	434,574
Sany Heavy Industry Company, Ltd., Class A	5,900	15,349
The Japan Steel Works, Ltd.	37,100	790,373
Wuxi Lead Intelligent Equipment Company, Ltd., Class A	2,100	14,437
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	15,200	13,119
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	7

	Shares	Value
Industrials (continued)
Marine 0.5%
Irish Continental Group PLC	830,872	$3,898,712
Road and rail 1.0%
ALD SA (B)	292,684	3,679,549
Uber Technologies, Inc. (A)	144,578	4,471,798
Trading companies and distributors 0.1%
Applied Industrial Technologies, Inc.	7,174	1,027,389
Transportation infrastructure 0.0%
Malaysia Airports Holdings BHD (A)	10,454	17,329
Information technology 11.6%		93,483,189
Communications equipment 0.1%
Ciena Corp. (A)	4,866	253,129
Electronic equipment, instruments and components 0.1%
Flex, Ltd. (A)	42,260	986,771
IT services 3.3%
Accenture PLC, Class A	3,015	841,336
Block, Inc. (A)	62,205	5,083,393
FleetCor Technologies, Inc. (A)	6,007	1,254,322
Gartner, Inc. (A)	2,856	965,728
GoDaddy, Inc., Class A (A)	26,052	2,139,651
Mastercard, Inc., Class A	3,867	1,433,110
MongoDB, Inc. (A)	7,363	1,577,228
Nomura Research Institute, Ltd.	27,500	660,208
Okta, Inc. (A)	21,679	1,595,791
Snowflake, Inc., Class A (A)	15,872	2,483,016
Squarespace, Inc., Class A (A)	31,509	747,393
VeriSign, Inc. (A)	16,507	3,599,351
WEX, Inc. (A)	16,521	3,055,889
Wise PLC, Class A (A)	190,573	1,277,528
Semiconductors and semiconductor equipment 4.1%
Advanced Micro Devices, Inc. (A)	44,958	3,378,594
ASML Holding NV, NYRS	1,909	1,261,544
Intel Corp. (E)	69,618	1,967,405
KLA Corp.	6,147	2,412,575
Lam Research Corp.	3,841	1,920,884
Marvell Technology, Inc.	116,240	5,015,756
Nova, Ltd. (A)	13,993	1,269,165
NVIDIA Corp.	21,769	4,253,010
ON Semiconductor Corp. (A)	45,229	3,322,070
Rohm Company, Ltd.	315	25,241
Sanken Electric Company, Ltd.	42,900	2,436,205
SiTime Corp. (A)	7,993	921,033
SolarEdge Technologies, Inc. (A)	4,567	1,457,467
STMicroelectronics NV	379	17,846
Taiwan Semiconductor Manufacturing Company, Ltd.	151,000	2,664,664
Ulvac, Inc.	19,400	907,570
Software 4.0%
Atlassian Corp., Class A (A)	19,401	3,135,590
Ceridian HCM Holding, Inc. (A)	52,017	3,759,789
Datadog, Inc., Class A (A)	9,200	688,252
Dynatrace, Inc. (A)	66,038	2,537,840
Five9, Inc. (A)	12,638	995,622
8	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Information technology (continued)
Software (continued)
HubSpot, Inc. (A)	14,579	$5,059,059
Intuit, Inc.	6,374	2,694,099
Microsoft Corp.	14,208	3,520,884
Palo Alto Networks, Inc. (A)	4,798	761,155
Paycom Software, Inc. (A)	4,765	1,543,574
salesforce.com, Inc. (A)	13,495	2,266,755
ServiceNow, Inc. (A)	7,067	3,216,404
Workday, Inc., Class A (A)	11,591	2,102,955
Technology hardware, storage and peripherals 0.0%
Samsung Electronics Company, Ltd.	328	16,338
Materials 2.3%		18,813,927
Chemicals 0.4%
Cabot Corp.	25,375	1,911,499
Guangzhou Tinci Materials Technology Company, Ltd., Class A	2,780	20,324
Sinoma Science & Technology Company, Ltd., Class A	350,800	1,293,708
Yunnan Energy New Material Company, Ltd., Class A	900	20,899
Construction materials 0.0%
Anhui Conch Cement Company, Ltd., H Shares	4,691	17,809
China National Building Material Company, Ltd., H Shares	24,244	22,245
Metals and mining 1.9%
Angang Steel Company, Ltd., H Shares	43,581	13,488
Anglo American PLC	51,345	2,214,529
Baoshan Iron & Steel Company, Ltd., Class A	26,600	24,382
Barrick Gold Corp.	244,980	4,789,359
Endeavour Mining PLC	73,491	1,731,572
Fresnillo PLC	114,682	1,164,923
Ganfeng Lithium Group Company, Ltd., Class A	14,760	173,578
Ganfeng Lithium Group Company, Ltd., H Shares (B)	8,862	80,938
Glencore PLC	578,633	3,875,037
Vale SA, ADR	78,139	1,459,637
Real estate 0.0%		17,618
Real estate management and development 0.0%
Country Garden Holdings Company, Ltd.	46,952	17,618
Utilities 3.1%		24,939,022
Electric utilities 2.3%
American Electric Power Company, Inc. (E)	39,712	3,731,340
Exelon Corp.	105,869	4,466,613
NextEra Energy, Inc.	44,298	3,305,960
PG&E Corp. (A)	342,668	5,448,421
Public Power Corp. SA (A)	232,412	1,851,580
Gas utilities 0.4%
Atmos Energy Corp.	25,399	2,985,398
Independent power and renewable electricity producers 0.4%

RWE AG	70,750	3,149,710

Preferred securities 0.1%		$1,079,249
(Cost $669,311)
Industrials 0.1%		1,079,249
Construction and engineering 0.1%

Fluor Corp., 6.500%	627	1,079,249
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	9

	Shares	Value

Exchange-traded funds 0.8%		$6,468,356
(Cost $4,986,897)
VanEck Gold Miners ETF	175,997	5,635,424
VanEck Semiconductor ETF	3,513	832,932

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 1.8%				$14,340,127
(Cost $13,780,623)
Financials 1.8%				14,340,127
Banks 1.0%
HSBC Holdings PLC (8.113% to 11-3-32, then SOFR + 4.250%)	8.113	11-03-33	6,960,000	7,984,307
Capital markets 0.8%
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year ICE Swap Rate + 4.332%) (B)(F)	7.250	09-12-25	7,751,000	6,355,820

	Contracts/Notional amount	Value
Purchased options 0.2%		$1,363,629
(Cost $2,377,930)
Calls 0.1%		829,382
Exchange Traded Option on Advanced Micro Devices, Inc. (Expiration Date: 3-17-23; Strike Price: $75.00; Notional Amount: 9,500) (A)	95	53,438
Exchange Traded Option on Bill.com Holdings, Inc. (Expiration Date: 2-17-23; Strike Price: $125.00; Notional Amount: 11,800) (A)	118	101,480
Exchange Traded Option on Block, Inc. (Expiration Date: 3-17-23; Strike Price: $82.50; Notional Amount: 38,100) (A)	381	286,700
Exchange Traded Option on Block, Inc. (Expiration Date: 3-17-23; Strike Price: $90.00; Notional Amount: 12,000) (A)	120	53,700
Exchange Traded Option on Etsy, Inc. (Expiration Date: 6-16-23; Strike Price: $150.00; Notional Amount: 9,600) (A)	96	134,400
Exchange Traded Option on NVIDIA Corp. (Expiration Date: 2-17-23; Strike Price: $205.00; Notional Amount: 10,300) (A)	103	52,788
Exchange Traded Option on Squarespace, Inc., Class A (Expiration Date: 2-17-23; Strike Price: $22.50; Notional Amount: 31,100) (A)	311	55,203
Exchange Traded Option on VanEck Semiconductor ETF (Expiration Date: 3-17-23; Strike Price: $250.00; Notional Amount: 5,700) (A)	57	31,350
Over the Counter Option on Alibaba Group Holding, Ltd. (Expiration Date: 3-30-23; Strike Price: HKD 134.45; Counterparty: Goldman Sachs International) (A)(G)	6,500	1,421
Over the Counter Option on Baidu, Inc., Class A (Expiration Date: 3-30-23; Strike Price: HKD 158.40; Counterparty: Morgan Stanley & Company International PLC) (A)(G)	3,000	195
Over the Counter Option on Contemporary Amperex Technology Company, Ltd., Class A (Expiration Date: 3-30-23; Strike Price: CNY 492.38; Counterparty: Morgan Stanley & Company International PLC) (A)(G)	1,500	3,292
Over the Counter Option on DAX Index (Expiration Date: 3-17-23; Strike Price: EUR 16,000.00; Counterparty: Goldman Sachs International) (A)(G)	1,208	53,361
Over the Counter Option on Sony Group Corp. (Expiration Date: 3-10-23; Strike Price: JPY 12,193.50; Counterparty: JPMorgan Chase Bank, N.A.) (A)(G)	1,460	2,054
Puts 0.1%		534,247
Exchange Traded Option on ARK Innovation ETF (Expiration Date: 2-17-23; Strike Price: $33.00; Notional Amount: 111,800) (A)	1,118	16,211
Exchange Traded Option on ARK Innovation ETF (Expiration Date: 2-17-23; Strike Price: $34.00; Notional Amount: 89,900) (A)	899	20,677
Exchange Traded Option on HubSpot, Inc. (Expiration Date: 2-17-23; Strike Price: $310.00; Notional Amount: 4,200) (A)	42	34,860
Exchange Traded Option on iShares MSCI EAFE ETF (Expiration Date: 2-17-23; Strike Price: $61.00; Notional Amount: 356,500) (A)	3,565	8,913
10	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Contracts/Notional amount	Value
Puts (continued)
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 2-17-23; Strike Price: $177.00; Notional Amount: 432,900) (A)	4,329	$235,931
Exchange Traded Option on S&P 500 E-Mini Index (Expiration Date: 1-31-23; Strike Price: $397.00; Notional Amount: 400) (A)	4	92
Exchange Traded Option on S&P 500 E-Mini Index (Expiration Date: 2-28-23; Strike Price: $395.00; Notional Amount: 800) (A)	8	3,354
Exchange Traded Option on SPDR S&P Regional Banking ETF (Expiration Date: 3-17-23; Strike Price: $56.00; Notional Amount: 132,400) (A)	1,324	48,326
Over the Counter Option on EURO STOXX 50 Index (Expiration Date: 2-17-23; Strike Price: EUR 3,975.00; Counterparty: BNP Paribas SA) (A)(G)	3,292	44,963
Over the Counter Option on FTSE 100 Index (Expiration Date: 2-17-23; Strike Price: GBP 7,575.00; Counterparty: Goldman Sachs International) (A)(G)	23	658
Over the Counter Option on KOSPI 200 Index (Expiration Date: 2-9-23; Strike Price: KRW 304.77; Counterparty: BNP Paribas SA) (A)(G)	1,146,778	297
Over the Counter Option on Nikkei 225 Index (Expiration Date: 2-10-23; Strike Price: JPY 25,363.34; Counterparty: Goldman Sachs International) (A)(G)	950	47
Over the Counter Option on NSE NIFTY 50 Index (Expiration Date: 2-23-23; Strike Price: $17,298.40; Counterparty: Morgan Stanley & Company International PLC) (A)(G)	862	118,224
Over the Counter Option on Taiwan Weighted Index (Expiration Date: 2-15-23; Strike Price: TWD 15,024.90; Counterparty: Morgan Stanley & Company International PLC) (A)(G)	474	1,694

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 27.5%				$222,710,480
(Cost $222,719,900)
U.S. Government 20.7%				167,945,888
U.S. Treasury Bill	3.933	02-07-23	13,260,000	13,250,828
U.S. Treasury Bill (E)	3.945	04-06-23	660,000	654,749
U.S. Treasury Bill (E)	3.991	02-21-23	19,540,000	19,492,032
U.S. Treasury Bill	4.007	02-16-23	1,030,000	1,028,156
U.S. Treasury Bill (E)	4.007	02-23-23	30,790,000	30,706,221
U.S. Treasury Bill	4.012	02-02-23	21,685,000	21,682,595
U.S. Treasury Bill	4.020	02-14-23	8,190,000	8,177,320
U.S. Treasury Bill (E)	4.140	03-07-23	10,463,000	10,418,444
U.S. Treasury Bill (E)	4.197	03-09-23	11,565,000	11,513,333
U.S. Treasury Bill (E)	4.261	02-28-23	16,605,000	16,549,643
U.S. Treasury Bill (E)	4.465	03-14-23	7,432,000	7,394,377
U.S. Treasury Bill	4.503	03-28-23	26,100,000	25,920,164
U.S. Treasury Bill	4.505	03-21-23	1,165,000	1,158,026

	Yield (%)	Shares	Value
Short-term funds 6.8%			54,764,592
John Hancock Collateral Trust (H)	4.3787(I)	7,981	79,792
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.1717(I)	54,684,800	54,684,800

Total investments (Cost $738,560,332) 98.9%	$799,702,414
Other assets and liabilities, net 1.1%	9,121,672
Total net assets 100.0%	$808,824,086

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	11

HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
TWD	New Taiwan Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
ICE	Intercontinental Exchange
NYRS	New York Registry Shares
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 1-31-23. The value of securities on loan amounted to $66,061.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	For this type of option, notional amounts are equivalent to number of contracts.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 1-31-23.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 1-31-23:
United States	72.1%
United Kingdom	5.5%
China	2.5%
Japan	2.3%
Switzerland	2.3%
Ireland	2.1%
Canada	1.6%
Netherlands	1.5%
Italy	1.4%
Germany	1.4%
Other countries	7.3%
TOTAL	100.0%
12	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
SGX FTSE Taiwan Index Futures	20	Short	Feb 2023	$(1,048,076)	$(1,069,800)	$(21,724)
SGX Nifty 50 Index Futures	91	Short	Feb 2023	(3,216,369)	(3,254,069)	(37,700)
						$(59,424)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	10,315,000	USD	7,334,109	MSI	2/28/2023	—	$(45,659)
CAD	13,240,000	USD	9,926,526	GSI	2/28/2023	$26,052	—
CAD	3,100,000	USD	2,276,021	MSI	3/15/2023	54,543	—
CHF	6,435,000	USD	7,026,442	JPM	2/28/2023	22,216	—
EUR	1,741,000	USD	1,896,530	MSI	2/28/2023	—	(603)
EUR	10,973,000	USD	11,710,408	BNP	3/15/2023	250,272	—
EUR	1,587,000	USD	1,678,618	DB	3/15/2023	51,228	—
EUR	6,312,000	USD	6,757,554	MSI	3/15/2023	122,589	—
EUR	7,382,000	USD	7,993,158	SSB	3/15/2023	53,295	—
GBP	8,166,000	USD	10,145,112	JPM	2/28/2023	—	(71,933)
GBP	4,415,000	USD	5,465,648	BNP	3/15/2023	—	(17,673)
GBP	5,165,000	USD	6,381,611	NWM	3/15/2023	—	(8,159)
HKD	15,665,000	USD	2,003,658	GSI	2/28/2023	—	(2,937)
JPY	1,849,600,000	USD	14,291,840	JPM	2/28/2023	—	(32,009)
USD	7,024,031	CNY	48,725,000	BNP	3/15/2023	—	(207,290)
USD	14,357,458	EUR	13,139,000	JPM	2/28/2023	49,249	—
USD	28,609,855	EUR	27,025,000	DB	3/15/2023	—	(847,664)
USD	1,219,792	EUR	1,142,000	SSB	3/15/2023	—	(25,000)
USD	11,703,730	GBP	9,580,000	BNP	3/15/2023	—	(117,697)
USD	3,081,553	INR	251,370,000	JPM	2/28/2023	12,069	—
						$641,513	$(1,376,624)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	Alibaba Group Holding, Ltd.	HKD	156.86	Mar 2023	6,500	6,500	$1,246	$(452)
MSI	Baidu, Inc., Class A	HKD	184.80	Mar 2023	3,000	3,000	583	(73)
MSI	Contemporary Amperex Technology Company, Ltd., Class A	CNY	535.20	Mar 2023	1,500	1,500	1,139	(915)
JPM	Sony Group Corp.	JPY	13,302.00	Mar 2023	1,460	1,460	354	(280)
							$3,322	$(1,720)
Exchange-traded	Activision Blizzard, Inc.	USD	80.00	Mar 2023	406	40,600	126,824	(94,801)
Exchange-traded	Activision Blizzard, Inc.	USD	82.50	Mar 2023	198	19,800	33,742	(24,255)
Exchange-traded	Advanced Micro Devices, Inc.	USD	90.00	Mar 2023	95	9,500	6,320	(10,830)
Exchange-traded	Bill.com Holdings, Inc.	USD	150.00	Feb 2023	118	11,800	27,108	(32,450)
Exchange-traded	Block, Inc.	USD	95.00	Mar 2023	381	38,100	111,894	(115,822)
Exchange-traded	Block, Inc.	USD	105.00	Mar 2023	120	12,000	21,427	(15,900)
Exchange-traded	Etsy, Inc.	USD	190.00	Jun 2023	96	9,600	44,596	(38,880)
							$371,911	$(332,938)
Puts
Exchange-traded	ARK Innovation ETF	USD	31.00	Feb 2023	899	89,900	$18,152	$(4,945)
Exchange-traded	Bill.com Holdings, Inc.	USD	90.00	Feb 2023	118	11,800	36,513	(38,055)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	13

Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts (continued)
Exchange-traded	Etsy, Inc.	USD	110.00	Jun 2023	96	9,600	$62,176	$(64,560)
Exchange-traded	SPDR S&P Regional Banking ETF	USD	49.00	Mar 2023	1,324	132,400	31,095	(9,268)
							$147,936	$(116,828)
							$523,169	$(451,486)
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	EURO STOXX 50 Index	1-Month EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	6,682,478	May 2023	GSI	—	$(74,367)	$(74,367)
Pay	EURO STOXX 600 Automobiles & Parts Index	1-Month EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	469,607	May 2023	GSI	—	(15,857)	(15,857)
Pay	EURO STOXX 600 Automobiles & Parts Index	1-Month EUR ESTR Compounded OIS	Monthly	EUR	792,354	May 2023	GSI	—	(26,678)	(26,678)
Pay	FTSE China A50 Total Return Index	1-Month USD OBFR	Monthly	USD	48,684	May 2023	GSI	—	166	166
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,597,814	May 2023	GSI	—	7,999	7,999
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR	Monthly	USD	510,733	May 2023	GSI	—	2,588	2,588
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	65,299	May 2023	GSI	—	(2,699)	(2,699)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR	Monthly	USD	431,370	May 2023	GSI	—	(17,806)	(17,806)
Pay	iShares EUR High Yield Corporate Bond UCITS ETF	1-Month EUR ESTR Compounded OIS - 0.35%	Monthly	EUR	185,612	May 2023	GSI	—	(227)	(227)
Pay	iShares MSCI EAFE ETF	1-Month USD OBFR	Monthly	USD	3,443,772	May 2023	GSI	—	(22,989)	(22,989)
Pay	iShares Russell 2000 ETF	1-Month USD OBFR - 0.70%	Monthly	USD	1,022,901	May 2023	GSI	—	(34,777)	(34,777)
Pay	iShares Russell 2000 ETF	1-Month USD OBFR	Monthly	USD	3,195,368	May 2023	GSI	—	(57,876)	(57,876)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.75%	Monthly	USD	1,038,282	May 2023	GSI	—	(33,396)	(33,396)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.75%	Monthly	USD	524,772	May 2023	GSI	—	(16,879)	(16,879)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,044,617	May 2023	GSI	—	(33,490)	(33,490)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.75%	Monthly	USD	1,766,399	May 2023	GSI	—	(56,816)	(56,816)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	4,036,629	May 2023	GSI	—	(129,412)	(129,412)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR	Monthly	USD	1,433,181	May 2023	GSI	—	(45,859)	(45,859)
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 0.28%	Monthly	USD	789,180	May 2023	GSI	—	(36,444)	(36,444)
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 0.28%	Monthly	USD	255,992	May 2023	GSI	—	(11,821)	(11,821)
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 0.28%	Monthly	USD	674,292	May 2023	GSI	—	(31,138)	(31,138)
Pay	iShares Semiconductor ETF	1-Month USD OBFR	Monthly	USD	80,190	May 2023	GSI	—	(3,698)	(3,698)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	188,835	May 2023	GSI	—	(5,736)	(5,736)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,705,048	May 2023	GSI	—	(82,171)	(82,171)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,161,512	May 2023	GSI	—	(35,283)	(35,283)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	618,760	May 2023	GSI	—	(18,796)	(18,796)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	766,424	May 2023	GSI	—	(23,281)	(23,281)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	572,838	May 2023	GSI	—	(17,401)	(17,401)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	462,388	May 2023	GSI	—	(14,046)	(14,046)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	217,338	May 2023	GSI	—	(6,602)	(6,602)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,332,136	May 2023	GSI	—	(40,466)	(40,466)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	696,353	May 2023	GSI	—	(21,153)	(21,153)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	978,219	May 2023	GSI	—	(29,715)	(29,715)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	666,662	May 2023	GSI	—	(20,251)	(20,251)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	775,529	May 2023	GSI	—	(23,558)	(23,558)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR	Monthly	USD	247,821	May 2023	GSI	—	(7,513)	(7,513)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 0.28%	Monthly	USD	463,686	May 2023	GSI	—	(8,262)	(8,262)
14	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 0.28%	Monthly	USD	801,717	May 2023	GSI	—	$(14,286)	$(14,286)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,002,210	May 2023	GSI	—	(17,858)	(17,858)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR	Monthly	USD	363,205	May 2023	GSI	—	(6,450)	(6,450)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR	Monthly	USD	231,788	May 2023	GSI	—	(8,372)	(8,372)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR	Monthly	USD	787,888	May 2023	GSI	—	(30,221)	(30,221)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR	Monthly	USD	4,863,067	May 2023	GSI	—	(186,535)	(186,535)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS	Monthly	JPY	3,904,338	May 2023	GSI	—	(642)	(642)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS	Monthly	JPY	196,256,900	May 2023	GSI	—	(32,283)	(32,283)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	943,942	May 2023	GSI	—	(7,476)	(7,476)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,561,615	May 2023	GSI	—	(20,287)	(20,287)
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.20%	Monthly	USD	319,664	May 2023	JPM	—	(8,092)	(8,092)
Pay	iShares Expanded Tech Sector ETF	1-Month USD OBFR - 3.96%	Monthly	USD	1,015,330	May 2023	JPM	—	(140,587)	(140,587)
Pay	iShares Expanded Tech Sector ETF	1-Month USD OBFR - 1.70%	Monthly	USD	287,019	May 2023	JPM	—	(39,327)	(39,327)
Pay	iShares Expanded Tech Sector ETF	1-Month USD OBFR - 1.70%	Monthly	USD	286,743	May 2023	JPM	—	(39,289)	(39,289)
Pay	iShares MSCI Eurozone ETF	1-Month USD OBFR - 0.82%	Monthly	USD	93,592	May 2023	JPM	—	(7,237)	(7,237)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.95%	Monthly	USD	2,697,158	May 2023	JPM	—	(254,496)	(254,496)
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 1.20%	Monthly	USD	4,896,623	May 2023	JPM	—	(779,601)	(779,601)
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 0.96%	Monthly	USD	806,895	May 2023	JPM	—	(128,715)	(128,715)
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 1.07%	Monthly	USD	180,005	May 2023	JPM	—	(28,727)	(28,727)
Pay	S&P Oil & Gas Equipment Select Industry Index	1-Month USD OBFR - 0.05%	Monthly	USD	1,100,374	May 2023	JPM	—	(151,693)	(151,693)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.32%	Monthly	USD	2,288,610	May 2023	JPM	—	(172,514)	(172,514)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.07%	Monthly	USD	2,747,256	May 2023	JPM	—	(206,699)	(206,699)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.07%	Monthly	USD	3,718,929	May 2023	JPM	—	(279,806)	(279,806)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.07%	Monthly	USD	1,669,545	May 2023	JPM	—	(125,614)	(125,614)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 0.82%	Monthly	USD	2,025,701	May 2023	JPM	—	(152,087)	(152,087)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 0.82%	Monthly	USD	1,770,467	May 2023	JPM	—	(132,924)	(132,924)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 0.82%	Monthly	USD	2,056,316	May 2023	JPM	—	(154,385)	(154,385)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 0.82%	Monthly	USD	2,087,343	May 2023	JPM	—	(156,715)	(156,715)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 0.82%	Monthly	USD	2,051,282	May 2023	JPM	—	(154,007)	(154,007)
Pay	ARK Innovation ETF	1-Month USD OBFR	Monthly	USD	630,013	May 2023	MSI	—	(48,173)	(48,173)
Pay	ARK Innovation ETF	1-Month USD OBFR	Monthly	USD	258,489	May 2023	MSI	—	(24,602)	(24,602)
Pay	ARK Innovation ETF	1-Month USD OBFR	Monthly	USD	397,846	May 2023	MSI	—	(40,332)	(40,332)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	617,357	May 2023	MSI	—	(33,058)	(33,058)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD OBFR - 0.23%	Monthly	USD	5,276,332	May 2023	MSI	—	(323,742)	(323,742)
Pay	Energy Select Sector SPDR Fund	1-Month USD OBFR - 0.23%	Monthly	USD	1,837,414	May 2023	MSI	—	6,998	6,998
Pay	Energy Select Sector SPDR Fund	1-Month USD OBFR	Monthly	USD	261,226	May 2023	MSI	—	1,016	1,016
Pay	Energy Select Sector SPDR Fund	1-Month USD OBFR	Monthly	USD	283,130	May 2023	MSI	—	1,101	1,101
Pay	EURO STOXX 50 Index	1-Month EUR ESTR Compounded OIS	Monthly	EUR	3,620,331	May 2023	MSI	—	(20,138)	(20,138)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	37,889	May 2023	MSI	—	(663)	(663)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	141,475	May 2023	MSI	—	(2,475)	(2,475)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	122,351	May 2023	MSI	—	(2,140)	(2,140)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	324,032	May 2023	MSI	—	(5,668)	(5,668)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	217,863	May 2023	MSI	—	(3,811)	(3,811)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	312,622	May 2023	MSI	—	(5,468)	(5,468)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	335,334	May 2023	MSI	—	(5,865)	(5,865)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,062,120	May 2023	MSI	—	(18,578)	(18,578)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	15

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.23%	Monthly	USD	185,787	May 2023	MSI	—	$(3,236)	$(3,236)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	570,564	May 2023	MSI	—	(9,980)	(9,980)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	709,419	May 2023	MSI	—	(12,409)	(12,409)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	581,794	May 2023	MSI	—	(10,176)	(10,176)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	348,467	May 2023	MSI	—	(6,095)	(6,095)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	225,578	May 2023	MSI	—	(3,946)	(3,946)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	445,845	May 2023	MSI	—	(7,798)	(7,798)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	650,181	May 2023	MSI	—	(11,373)	(11,373)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	782,686	May 2023	MSI	—	(13,690)	(13,690)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	854,949	May 2023	MSI	—	(14,954)	(14,954)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	953,009	May 2023	MSI	—	(16,669)	(16,669)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,191,216	May 2023	MSI	—	(20,836)	(20,836)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR	Monthly	USD	9,661,766	May 2023	MSI	—	(168,038)	(168,038)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR	Monthly	USD	904,068	May 2023	MSI	—	(15,797)	(15,797)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR	Monthly	USD	2,276,048	May 2023	MSI	—	(39,585)	(39,585)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR	Monthly	USD	2,925,619	May 2023	MSI	—	(55,447)	(55,447)
Pay	FTSE MIB Index	1-Month EUR ESTR Compounded OIS	Monthly	EUR	3,626,186	May 2023	MSI	—	(103,152)	(103,152)
Pay	FTSE MIB Index	1-Month EUR ESTR Compounded OIS	Monthly	EUR	500,851	May 2023	MSI	—	—	—
Pay	FTSE MIB Index	1-Month EUR ESTR Compounded OIS	Monthly	EUR	290,258	May 2023	MSI	—	—	—
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	946,302	May 2023	MSI	—	11,630	11,630
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.54%	Monthly	USD	2,981,949	May 2023	MSI	—	36,363	36,363
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.54%	Monthly	USD	1,601,796	May 2023	MSI	—	19,533	19,533
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	5,647,205	May 2023	MSI	—	69,404	69,404
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	2,425,142	May 2023	MSI	—	29,805	29,805
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,850,809	May 2023	MSI	—	22,746	22,746
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	3,036,686	May 2023	MSI	—	37,321	37,321
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,594,247	May 2023	MSI	—	19,593	19,593
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	962,210	May 2023	MSI	—	11,826	11,826
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	452,456	May 2023	MSI	—	5,561	5,561
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR	Monthly	USD	919,472	May 2023	MSI	—	11,392	11,392
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR	Monthly	USD	3,657,262	May 2023	MSI	—	45,311	45,311
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR	Monthly	USD	1,539,644	May 2023	MSI	—	19,075	19,075
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,300,250	May 2023	MSI	—	(1,428)	(1,428)
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	936,355	May 2023	MSI	—	(1,029)	(1,029)
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	2,328,138	May 2023	MSI	—	(2,558)	(2,558)
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	2,328,036	May 2023	MSI	—	(2,558)	(2,558)
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR	Monthly	USD	44,496	May 2023	MSI	—	(5,582)	(5,582)
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR	Monthly	USD	3,308,278	May 2023	MSI	—	(3,306)	(3,306)
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR	Monthly	USD	1,603,395	May 2023	MSI	—	(1,602)	(1,602)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	5,449,770	May 2023	MSI	—	(244,403)	(244,403)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	138,518	May 2023	MSI	—	(6,233)	(6,233)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	145,556	May 2023	MSI	—	(6,550)	(6,550)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	123,033	May 2023	MSI	—	(5,536)	(5,536)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	152,876	May 2023	MSI	—	(6,879)	(6,879)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	759,313	May 2023	MSI	—	(34,168)	(34,168)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	81,365	May 2023	MSI	—	(3,661)	(3,661)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	336,722	May 2023	MSI	—	(15,152)	(15,152)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR	Monthly	USD	14,736,367	May 2023	MSI	—	(607,719)	(607,719)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR	Monthly	USD	246,348	May 2023	MSI	—	(11,061)	(11,061)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR	Monthly	USD	7,977,323	May 2023	MSI	—	(432,608)	(432,608)
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.10%	Monthly	USD	421,378	May 2023	MSI	—	(345)	(345)
16	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.18%	Monthly	USD	2,643,151	May 2023	MSI	—	$(2,240)	$(2,240)
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,836,237	May 2023	MSI	—	(956)	(956)
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.50%	Monthly	USD	1,270,538	May 2023	MSI	—	(1,223)	(1,223)
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.49%	Monthly	USD	933,518	May 2023	MSI	—	(896)	(896)
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.49%	Monthly	USD	527,131	May 2023	MSI	—	(506)	(506)
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.32%	Monthly	USD	1,001,522	May 2023	MSI	—	(899)	(899)
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.32%	Monthly	USD	1,069,389	May 2023	MSI	—	(960)	(960)
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 2.18%	Monthly	USD	470,166	May 2023	MSI	—	(568)	(568)
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 2.18%	Monthly	USD	737,002	May 2023	MSI	—	(891)	(891)
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.53%	Monthly	USD	2,344,152	May 2023	MSI	—	(2,283)	(2,283)
Pay	iShares Biotechnology ETF	1-Month USD OBFR	Monthly	USD	742,999	May 2023	MSI	—	(313)	(313)
Pay	iShares Biotechnology ETF	1-Month USD OBFR	Monthly	USD	429,963	May 2023	MSI	—	(181)	(181)
Pay	iShares EUR High Yield Corporate Bond UCITS ETF	1-Month EUR ESTR Compounded OIS - 3.38%	Monthly	EUR	896,789	May 2023	MSI	—	(2,898)	(2,898)
Pay	iShares EUR High Yield Corporate Bond UCITS ETF	1-Month EUR ESTR Compounded OIS - 3.38%	Monthly	EUR	526,747	May 2023	MSI	—	(1,702)	(1,702)
Pay	iShares EUR High Yield Corporate Bond UCITS ETF	1-Month EUR ESTR Compounded OIS - 2.63%	Monthly	EUR	1,066,506	May 2023	MSI	—	(3,447)	(3,447)
Pay	iShares EUR High Yield Corporate Bond UCITS ETF	1-Month EUR ESTR Compounded OIS - 2.63%	Monthly	EUR	2,201,559	May 2023	MSI	—	(7,115)	(7,115)
Pay	iShares EUR High Yield Corporate Bond UCITS ETF	1-Month EUR ESTR Compounded OIS	Monthly	EUR	1,431,875	May 2023	MSI	—	(3,476)	(3,476)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD OBFR - 1.18%	Monthly	USD	551,744	May 2023	MSI	—	(30,462)	(30,462)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD OBFR - 1.63%	Monthly	USD	3,416,704	May 2023	MSI	—	(189,193)	(189,193)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD OBFR - 1.88%	Monthly	USD	2,322,291	May 2023	MSI	—	(128,802)	(128,802)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD OBFR - 1.63%	Monthly	USD	5,982,702	May 2023	MSI	—	(329,269)	(329,269)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD OBFR - 1.68%	Monthly	USD	240,237	May 2023	MSI	—	(13,307)	(13,307)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD OBFR	Monthly	USD	19,192,267	May 2023	MSI	—	(1,051,436)	(1,051,436)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD OBFR	Monthly	USD	934,255	May 2023	MSI	—	(51,183)	(51,183)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD OBFR	Monthly	USD	168,165	May 2023	MSI	—	(976)	(976)
Pay	iShares iBoxx High Yield Corporate Bond ETF	1-Month USD OBFR	Monthly	USD	3,129,365	May 2023	MSI	—	6,930	6,930
Pay	iShares MSCI EAFE ETF	1-Month USD OBFR	Monthly	USD	4,823,947	May 2023	MSI	—	(54,546)	(54,546)
Pay	iShares MSCI Eurozone ETF	1-Month USD OBFR - 1.23%	Monthly	USD	2,965,381	May 2023	MSI	—	(30,618)	(30,618)
Pay	iShares MSCI Eurozone ETF	1-Month USD OBFR - 1.38%	Monthly	USD	143,883	May 2023	MSI	—	(1,488)	(1,488)
Pay	iShares MSCI Eurozone ETF	1-Month USD OBFR - 1.73%	Monthly	USD	219,200	May 2023	MSI	—	(2,295)	(2,295)
Pay	iShares MSCI Eurozone ETF	1-Month USD OBFR - 1.13%	Monthly	USD	715,162	May 2023	MSI	—	(7,333)	(7,333)
Pay	iShares MSCI Eurozone ETF	1-Month USD OBFR	Monthly	USD	226,653	May 2023	MSI	—	(2,231)	(2,231)
Pay	iShares MSCI Eurozone ETF	1-Month USD OBFR	Monthly	USD	131,169	May 2023	MSI	—	(1,291)	(1,291)
Pay	iShares Russell 1000 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,448,875	May 2023	MSI	—	(31,158)	(31,158)
Pay	iShares Russell 1000 ETF	1-Month USD OBFR - 1.28%	Monthly	USD	428,166	May 2023	MSI	—	(9,363)	(9,363)
Pay	iShares Russell 1000 ETF	1-Month USD OBFR - 1.33%	Monthly	USD	428,166	May 2023	MSI	—	(9,371)	(9,371)
Pay	iShares Russell 2000 ETF	1-Month USD OBFR - 1.33%	Monthly	USD	10,045,311	May 2023	MSI	—	(239,722)	(239,722)
Pay	iShares Russell 2000 ETF	1-Month USD OBFR	Monthly	USD	1,379,105	May 2023	MSI	—	(32,249)	(32,249)
Pay	iShares Russell 2000 ETF	1-Month USD OBFR	Monthly	USD	8,040,172	May 2023	MSI	—	(200,552)	(200,552)
Pay	iShares Russell 2000 ETF	1-Month USD OBFR	Monthly	USD	2,981,347	May 2023	MSI	—	(39,169)	(39,169)
Pay	iShares Russell 3000 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	419,588	May 2023	MSI	—	(9,171)	(9,171)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	17

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell 3000 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,071,079	May 2023	MSI	—	$(23,411)	$(23,411)
Pay	iShares Russell 3000 ETF	1-Month USD OBFR - 0.63%	Monthly	USD	440,545	May 2023	MSI	—	(9,686)	(9,686)
Pay	iShares Russell 3000 ETF	1-Month USD OBFR - 0.68%	Monthly	USD	440,545	May 2023	MSI	—	(9,694)	(9,694)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 1.18%	Monthly	USD	2,652,603	May 2023	MSI	—	(72,168)	(72,168)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.98%	Monthly	USD	2,503,695	May 2023	MSI	—	(69,835)	(69,835)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.88%	Monthly	USD	3,830,262	May 2023	MSI	—	(106,698)	(106,698)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR	Monthly	USD	843,103	May 2023	MSI	—	(23,218)	(23,218)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR	Monthly	USD	135,980	May 2023	MSI	—	(1,595)	(1,595)
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 1.05%	Monthly	USD	133,008	May 2023	MSI	—	(5,713)	(5,713)
Pay	iShares Semiconductor ETF	1-Month USD OBFR	Monthly	USD	7,078,402	May 2023	MSI	—	(300,726)	(300,726)
Pay	iShares Semiconductor ETF	1-Month USD OBFR	Monthly	USD	570,695	May 2023	MSI	—	(24,246)	(24,246)
Pay	iShares Semiconductor ETF	1-Month USD OBFR	Monthly	USD	100,156	May 2023	MSI	—	1,278	1,278
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	6,745,781	May 2023	MSI	—	(170,935)	(170,935)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR	Monthly	USD	15,452,171	May 2023	MSI	—	(383,454)	(383,454)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR	Monthly	USD	645,978	May 2023	MSI	—	(13,137)	(13,137)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR	Monthly	USD	6,130,976	May 2023	MSI	—	(104,541)	(104,541)
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD OBFR	Monthly	USD	2,828,400	May 2023	MSI	—	(24,692)	(24,692)
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD OBFR	Monthly	USD	4,765,409	May 2023	MSI	—	48,601	48,601
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD OBFR	Monthly	USD	4,729,212	May 2023	MSI	—	(18,517)	(18,517)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 1.07%	Monthly	USD	1,106,488	May 2023	MSI	—	(23,143)	(23,143)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 1.82%	Monthly	USD	1,586,989	May 2023	MSI	—	(33,966)	(33,966)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 4.07%	Monthly	USD	522,792	May 2023	MSI	—	(11,614)	(11,614)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 2.73%	Monthly	USD	1,141,966	May 2023	MSI	—	(24,817)	(24,817)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR	Monthly	USD	209,415	May 2023	MSI	—	(4,344)	(4,344)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.83%	Monthly	USD	40,843	May 2023	MSI	—	(1,223)	(1,223)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.83%	Monthly	USD	1,722,864	May 2023	MSI	—	(51,597)	(51,597)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.83%	Monthly	USD	3,709,700	May 2023	MSI	—	(111,099)	(111,099)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 1.38%	Monthly	USD	3,540,486	May 2023	MSI	—	(106,734)	(106,734)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 2.03%	Monthly	USD	1,719,972	May 2023	MSI	—	(52,255)	(52,255)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,436,106	May 2023	MSI	—	(72,469)	(72,469)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 1.73%	Monthly	USD	549,208	May 2023	MSI	—	(16,626)	(16,626)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 1.73%	Monthly	USD	1,286,425	May 2023	MSI	—	(38,944)	(38,944)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 1.73%	Monthly	USD	4,432,218	May 2023	MSI	—	(134,178)	(134,178)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 1.73%	Monthly	USD	2,842,726	May 2023	MSI	—	(86,058)	(86,058)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 1.98%	Monthly	USD	1,646,419	May 2023	MSI	—	(49,991)	(49,991)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 1.98%	Monthly	USD	739,085	May 2023	MSI	—	(22,441)	(22,441)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,877,287	May 2023	MSI	—	(115,341)	(115,341)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR	Monthly	USD	1,407,749	May 2023	MSI	—	(41,738)	(41,738)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR	Monthly	USD	7,013,382	May 2023	MSI	—	(207,936)	(207,936)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR	Monthly	USD	935,828	May 2023	MSI	—	(27,746)	(27,746)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR	Monthly	USD	711,675	May 2023	MSI	—	(21,100)	(21,100)
Pay	SPDR S&P Retail ETF	1-Month USD OBFR - 4.28%	Monthly	USD	328,979	May 2023	MSI	—	(22,318)	(22,318)
Pay	SPDR S&P Retail ETF	1-Month USD OBFR - 4.58%	Monthly	USD	1,576,600	May 2023	MSI	—	(106,978)	(106,978)
Pay	SPDR S&P Retail ETF	1-Month USD OBFR - 4.58%	Monthly	USD	1,055,492	May 2023	MSI	—	(71,619)	(71,619)
Pay	SPDR S&P Retail ETF	1-Month USD OBFR - 4.88%	Monthly	USD	417,057	May 2023	MSI	—	(28,299)	(28,299)
Pay	SPDR S&P Retail ETF	1-Month USD OBFR - 3.38%	Monthly	USD	998,373	May 2023	MSI	—	(67,404)	(67,404)
Pay	SPDR S&P Retail ETF	1-Month USD OBFR - 3.38%	Monthly	USD	998,307	May 2023	MSI	—	(67,400)	(67,400)
Pay	Utilities Select Sector SPDR Fund	1-Month USD OBFR	Monthly	USD	3,251,313	May 2023	MSI	—	36,176	36,176
Pay	VanEck Oil Services ETF	1-Month USD OBFR - 2.33%	Monthly	USD	2,121,488	May 2023	MSI	—	4,881	4,881
18	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	711,022	May 2023	MSI	—	$(8,568)	$(8,568)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,537,836	May 2023	MSI	—	(30,580)	(30,580)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,500,696	May 2023	MSI	—	(18,002)	(18,002)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,023,831	May 2023	MSI	—	(36,437)	(36,437)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	7,021,728	May 2023	MSI	—	(84,611)	(84,611)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	5,741,274	May 2023	MSI	—	(69,181)	(69,181)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,805,377	May 2023	MSI	—	(45,854)	(45,854)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	5,016,662	May 2023	MSI	—	(60,450)	(60,450)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	454,661	May 2023	MSI	—	(5,479)	(5,479)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,440,312	May 2023	MSI	—	(29,405)	(29,405)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,857,155	May 2023	MSI	—	(22,378)	(22,378)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	5,834,012	May 2023	MSI	—	(70,299)	(70,299)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	394,972	May 2023	MSI	—	(4,759)	(4,759)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	7,464,063	May 2023	MSI	—	(89,941)	(89,941)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,114,086	May 2023	MSI	—	(37,524)	(37,524)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.78%	Monthly	USD	1,217,199	May 2023	MSI	—	(14,889)	(14,889)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.58%	Monthly	USD	10,534,624	May 2023	MSI	—	(128,101)	(128,101)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.58%	Monthly	USD	4,737,906	May 2023	MSI	—	(57,613)	(57,613)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.58%	Monthly	USD	4,509,537	May 2023	MSI	—	(54,836)	(54,836)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR	Monthly	USD	14,700,840	May 2023	MSI	—	(175,683)	(175,683)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR	Monthly	USD	9,299,591	May 2023	MSI	—	(111,135)	(111,135)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.68%	Monthly	USD	1,664,906	May 2023	MSI	—	(20,305)	(20,305)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR	Monthly	USD	10,217,851	May 2023	MSI	—	(122,109)	(122,109)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR	Monthly	USD	2,979,215	May 2023	MSI	—	(9,839)	(9,839)
Pay	Vanguard FTSE Europe ETF	1-Month USD OBFR	Monthly	USD	12,909,698	May 2023	MSI	—	(57,499)	(57,499)
Pay	Morgan Stanley US Momentum Custom Index	Fixed (0.48%)	Monthly	USD	1,680,372	Jan 2024	MSI	—	212,517	212,517
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.40%	Monthly	JPY	6,027,755	May 2023	CITI	—	344	344
Receive	Agilent Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	238,714	May 2023	GSI	—	(5,774)	(5,774)
Receive	Agilent Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	59,561	May 2023	GSI	—	(1,441)	(1,441)
Receive	Agilent Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	689,946	May 2023	GSI	—	(16,689)	(16,689)
Receive	Agilent Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	507,831	May 2023	GSI	—	(12,284)	(12,284)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	19

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Alcon, Inc.	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	158,307	May 2023	GSI	—	$969	$969
Receive	Alcon, Inc.	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	254,940	May 2023	GSI	—	1,560	1,560
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	109,907	May 2023	GSI	—	2,304	2,304
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	65,602	May 2023	GSI	—	1,375	1,375
Receive	ALD SA	1-Month EUR ESTR Compounded OIS	Monthly	EUR	70,195	May 2023	GSI	—	1,475	1,475
Receive	Amerant Bancorp, Inc.	1-Month USD OBFR	Monthly	USD	137,150	May 2023	GSI	—	1,918	1,918
Receive	Amerant Bancorp, Inc.	1-Month USD OBFR	Monthly	USD	187,539	May 2023	GSI	—	2,623	2,623
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	11,770	May 2023	GSI	—	(323)	(323)
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	193,450	May 2023	GSI	—	(5,297)	(5,297)
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	2,245	May 2023	GSI	—	(62)	(62)
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	9,415	May 2023	GSI	—	(258)	(258)
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	154,754	May 2023	GSI	$(29,765)	25,530	(4,235)
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	1,794	May 2023	GSI	(1)	(49)	(50)
Receive	Apollo Global Management, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	364,928	May 2023	GSI	—	19,820	19,820
Receive	AstraZeneca PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	1,064,000	May 2023	GSI	—	(68,157)	(68,157)
Receive	Avantor, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	863,595	May 2023	GSI	—	32,146	32,146
Receive	BAWAG Group AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	324,759	May 2023	GSI	—	29,592	29,592
Receive	Bayer AG	1-Month EUR ESTR Compounded OIS	Monthly	EUR	1,627,979	May 2023	GSI	—	26,404	26,404
Receive	Bayer AG	1-Month EUR ESTR Compounded OIS	Monthly	EUR	803,614	May 2023	GSI	—	13,034	13,034
Receive	BlackRock, Inc.	1-Month USD OBFR	Monthly	USD	2,254,798	May 2023	GSI	—	50,504	50,504
Receive	BNP Paribas SA	1-Month EUR ESTR Compounded OIS	Monthly	EUR	1,650,694	May 2023	GSI	—	105,321	105,321
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	71,897	May 2023	GSI	—	921	921
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	812,218	May 2023	GSI	—	10,401	10,401
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	319,340	May 2023	GSI	—	4,089	4,089
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	2,114,396	May 2023	GSI	—	27,075	27,075
Receive	Bristol-Myers Squibb Company	1-Month USD OBFR + 0.20%	Monthly	USD	1,662,517	May 2023	GSI	—	(22,521)	(22,521)
Receive	Commerzbank AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	222,154	May 2023	GSI	(94,468)	117,379	22,911
Receive	Commerzbank AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	159,629	May 2023	GSI	—	16,294	16,294
Receive	Commerzbank AG	1-Month EUR ESTR Compounded OIS	Monthly	EUR	450,480	May 2023	GSI	—	46,473	46,473
Receive	Commerzbank AG	1-Month EUR ESTR Compounded OIS	Monthly	EUR	941,510	May 2023	GSI	—	97,130	97,130
Receive	Commerzbank AG	1-Month EUR ESTR Compounded OIS	Monthly	EUR	468,998	May 2023	GSI	—	48,384	48,384
Receive	Commerzbank AG	1-Month EUR ESTR Compounded OIS	Monthly	EUR	464,582	May 2023	GSI	—	47,928	47,928
Receive	Commerzbank AG	1-Month EUR ESTR Compounded OIS	Monthly	EUR	365,242	May 2023	GSI	—	37,680	37,680
Receive	Commerzbank AG	1-Month EUR ESTR Compounded OIS	Monthly	EUR	715,306	May 2023	GSI	—	73,794	73,794
Receive	Constellation Energy Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	757,458	May 2023	GSI	—	20,777	20,777
Receive	CSPC Pharmaceutical Group, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	187,000	May 2023	GSI	—	(1,055)	(1,055)
Receive	CTI BioPharma Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	758,995	May 2023	GSI	—	(37,340)	(37,340)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	224,341,104	May 2023	GSI	—	(49,187)	(49,187)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	50,916,800	May 2023	GSI	—	(11,164)	(11,164)
20	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	59,501,120	May 2023	GSI	—	$(13,046)	$(13,046)
Receive	DISH Network Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	87,501	May 2023	GSI	—	2,997	2,997
Receive	Edwards Lifesciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	153,664	May 2023	GSI	—	(5,174)	(5,174)
Receive	Edwards Lifesciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	379,165	May 2023	GSI	—	(12,766)	(12,766)
Receive	Edwards Lifesciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	237,870	May 2023	GSI	—	(8,009)	(8,009)
Receive	Edwards Lifesciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	184,587	May 2023	GSI	—	(6,215)	(6,215)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	28,573,176	May 2023	GSI	—	(8,710)	(8,710)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	58,758,000	May 2023	GSI	—	(17,911)	(17,911)
Receive	Elanco Animal Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	4,943	May 2023	GSI	—	201	201
Receive	Elevance Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	98,775	May 2023	GSI	—	4,127	4,127
Receive	Elevance Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	596,486	May 2023	GSI	—	24,903	24,903
Receive	Elevance Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	710,125	May 2023	GSI	—	29,647	29,647
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	60,925	May 2023	GSI	—	(285)	(285)
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	281,182	May 2023	GSI	—	(1,314)	(1,314)
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	206,844	May 2023	GSI	—	(967)	(967)
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	169,299	May 2023	GSI	—	(791)	(791)
Receive	Erste Group Bank AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	574,153	May 2023	GSI	$(90,765)	125,268	34,503
Receive	Erste Group Bank AG	1-Month EUR ESTR Compounded OIS	Monthly	EUR	391,364	May 2023	GSI	—	23,531	23,531
Receive	Fluor Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	185,915	May 2023	GSI	—	3,161	3,161
Receive	Ganfeng Lithium Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	1,733,403	May 2023	GSI	—	8,450	8,450
Receive	Ganfeng Lithium Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	1,046,386	May 2023	GSI	—	5,101	5,101
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	3,594,880	May 2023	GSI	—	(11,487)	(11,487)
Receive	Genpact, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	1,684,322	May 2023	GSI	—	(19,095)	(19,095)
Receive	Glaukos Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	261,722	May 2023	GSI	—	2,541	2,541
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	108,694	May 2023	GSI	—	473	473
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	393,133	May 2023	GSI	—	2,344	2,344
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	667,050	May 2023	GSI	—	3,978	3,978
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	777,647	May 2023	GSI	—	4,638	4,638
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	541,678	May 2023	GSI	—	3,230	3,230
Receive	GSK PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	138,485	May 2023	GSI	—	2,045	2,045
Receive	GSK PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	214,861	May 2023	GSI	—	3,173	3,173
Receive	GSK PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	193,393	May 2023	GSI	—	2,856	2,856
Receive	GSK PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	490,706	May 2023	GSI	—	7,247	7,247
Receive	GSK PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	492,380	May 2023	GSI	—	7,271	7,271
Receive	Hikma Pharmaceuticals PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	19,102	May 2023	GSI	—	208	208
Receive	Hikma Pharmaceuticals PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	22,382	May 2023	GSI	—	244	244
Receive	Hikma Pharmaceuticals PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	32,817	May 2023	GSI	—	358	358
Receive	Hikma Pharmaceuticals PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	10,112	May 2023	GSI	—	110	110
Receive	Home BancShares, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	313,235	May 2023	GSI	—	19,795	19,795
Receive	Humana, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	168,585	May 2023	GSI	—	4,712	4,712
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	21

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Humana, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	365,516	May 2023	GSI	—	$10,217	$10,217
Receive	IDEXX Laboratories, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	205,818	May 2023	GSI	—	(3,735)	(3,735)
Receive	IMI PLC	1-Month GBP SONIA Compounded OIS	Monthly	GBP	379,553	May 2023	GSI	—	8,966	8,966
Receive	IMI PLC	1-Month GBP SONIA Compounded OIS	Monthly	GBP	235,843	May 2023	GSI	—	5,571	5,571
Receive	IMI PLC	1-Month GBP SONIA Compounded OIS	Monthly	GBP	160,143	May 2023	GSI	—	3,783	3,783
Receive	IMI PLC	1-Month GBP SONIA Compounded OIS	Monthly	GBP	99,267	May 2023	GSI	—	2,345	2,345
Receive	IMI PLC	1-Month GBP SONIA Compounded OIS	Monthly	GBP	84,614	May 2023	GSI	—	1,999	1,999
Receive	Immatics NV	1-Month USD OBFR + 0.20%	Monthly	USD	696,304	May 2023	GSI	—	(48,665)	(48,665)
Receive	Inari Medical, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	139,941	May 2023	GSI	—	(12,118)	(12,118)
Receive	Intel Corp.	1-Month USD OBFR	Monthly	USD	418,898	May 2023	GSI	—	(14,165)	(14,165)
Receive	Ironwood Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	28,103	May 2023	GSI	—	243	243
Receive	Julius Baer Group, Ltd.	1-Month CHF SARON Compounded OIS	Monthly	CHF	1,250,777	May 2023	GSI	—	18,012	18,012
Receive	Julius Baer Group, Ltd.	1-Month CHF SARON Compounded OIS	Monthly	CHF	391,346	May 2023	GSI	—	5,636	5,636
Receive	Mirati Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	56,755	May 2023	GSI	—	9,576	9,576
Receive	Mirati Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	9,132	May 2023	GSI	—	1,541	1,541
Receive	Mirati Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	38,994	May 2023	GSI	—	6,579	6,579
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY TONAR Compounded OIS	Monthly	JPY	49,974,079	May 2023	GSI	—	6,487	6,487
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	123,442	May 2023	GSI	—	5,844	5,844
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	370,920	May 2023	GSI	—	17,559	17,559
Receive	Morgan Stanley	1-Month USD OBFR	Monthly	USD	2,438,722	May 2023	GSI	—	44,918	44,918
Receive	Morgan Stanley	1-Month USD OBFR	Monthly	USD	1,551,774	May 2023	GSI	—	30,071	30,071
Receive	Morgan Stanley	1-Month USD OBFR	Monthly	USD	1,547,828	May 2023	GSI	—	29,995	29,995
Receive	MVB Financial Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	20,952	May 2023	GSI	—	445	445
Receive	MVB Financial Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	68,170	May 2023	GSI	—	1,446	1,446
Receive	MVB Financial Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	67,392	May 2023	GSI	—	1,430	1,430
Receive	MVB Financial Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	166,882	May 2023	GSI	—	3,541	3,541
Receive	NanoString Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	46,003	May 2023	GSI	—	482	482
Receive	NanoString Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	37,646	May 2023	GSI	—	394	394
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	16,878,870	May 2023	GSI	—	171	171
Receive	Novartis AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	160,090	May 2023	GSI	—	(3,585)	(3,585)
Receive	Novartis AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	701,184	May 2023	GSI	—	(15,540)	(15,540)
Receive	PayPal Holdings, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	955,328	May 2023	GSI	—	28,030	28,030
Receive	Ping An Insurance Group Company of China, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	5,283,434	May 2023	GSI	—	(13,754)	(13,754)
Receive	PTC Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	135,916	May 2023	GSI	—	(5,403)	(5,403)
Receive	PTC Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	68,746	May 2023	GSI	—	(2,733)	(2,733)
Receive	PTC Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,598,144	May 2023	GSI	—	(63,536)	(63,536)
Receive	Remegen Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	2,418,157	May 2023	GSI	—	(12,484)	(12,484)
Receive	Remegen Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	1,501,845	May 2023	GSI	—	(7,753)	(7,753)
Receive	Remegen Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	2,519,874	May 2023	GSI	—	(13,009)	(13,009)
Receive	REVOLUTION Medicines, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,040,751	May 2023	GSI	—	(30,543)	(30,543)
Receive	Rheinmetall AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	548,800	May 2023	GSI	—	(24,446)	(24,446)
22	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Rohm Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	169,489	May 2023	GSI	$(180)	$240	$60
Receive	Sage Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	290,293	May 2023	GSI	—	11,814	11,814
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	616,448	May 2023	GSI	—	(5,348)	(5,348)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	93,778	May 2023	GSI	—	(814)	(814)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	107,702	May 2023	GSI	—	(934)	(934)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	72,039	May 2023	GSI	—	(625)	(625)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	52,062	May 2023	GSI	—	(452)	(452)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	51,586	May 2023	GSI	—	(448)	(448)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	63,777	May 2023	GSI	—	(553)	(553)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	100,754	May 2023	GSI	—	(874)	(874)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	49,168	May 2023	GSI	—	(427)	(427)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	97,748	May 2023	GSI	—	(848)	(848)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	386,827	May 2023	GSI	—	(3,356)	(3,356)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	103,871	May 2023	GSI	—	(901)	(901)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	171,982	May 2023	GSI	—	(1,492)	(1,492)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	17,335	May 2023	GSI	—	(150)	(150)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	121,934	May 2023	GSI	—	(1,058)	(1,058)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	147,140	May 2023	GSI	—	(1,276)	(1,276)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	131,426	May 2023	GSI	—	(1,140)	(1,140)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	55,920	May 2023	GSI	—	(485)	(485)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	111,840	May 2023	GSI	—	(970)	(970)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	103,396	May 2023	GSI	—	(897)	(897)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	56,144	May 2023	GSI	—	(487)	(487)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	32,937	May 2023	GSI	—	(286)	(286)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	30,309	May 2023	GSI	—	(263)	(263)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	33,482	May 2023	GSI	—	(290)	(290)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	55,920	May 2023	GSI	—	(485)	(485)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	64,769	May 2023	GSI	—	(562)	(562)
Receive	Smith & Nephew PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	6,135	May 2023	GSI	—	(154)	(154)
Receive	Stem, Inc.	1-Month USD OBFR	Monthly	USD	446,123	May 2023	GSI	—	(16,143)	(16,143)
Receive	SVB Financial Group	1-Month USD OBFR	Monthly	USD	3,934,536	May 2023	GSI	—	6,884	6,884
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	23

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Syndax Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	283,689	May 2023	GSI	—	$22,227	$22,227
Receive	Syndax Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	539,458	May 2023	GSI	—	42,266	42,266
Receive	Syndax Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	89,316	May 2023	GSI	—	6,998	6,998
Receive	Syndax Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	450,089	May 2023	GSI	—	35,264	35,264
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	206,988	May 2023	GSI	—	3,726	3,726
Receive	Tecan Group AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	8,708	May 2023	GSI	—	(281)	(281)
Receive	Teleflex, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	125,858	May 2023	GSI	—	4,001	4,001
Receive	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS + 0.25%	Monthly	JPY	176,234,550	May 2023	GSI	—	28,920	28,920
Receive	UCB SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	379,184	May 2023	GSI	—	(7,154)	(7,154)
Receive	UCB SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	32,649	May 2023	GSI	—	(616)	(616)
Receive	UniCredit SpA	1-Month EUR ESTR Compounded OIS	Monthly	EUR	233,584	May 2023	GSI	—	50,860	50,860
Receive	UniCredit SpA	1-Month EUR ESTR Compounded OIS	Monthly	EUR	478,566	May 2023	GSI	—	104,386	104,386
Receive	Vallourec SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	170,387	May 2023	GSI	—	4,029	4,029
Receive	Vallourec SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	211,933	May 2023	GSI	—	5,011	5,011
Receive	Veracyte, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	29,520	May 2023	GSI	—	255	255
Receive	Veracyte, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	55,704	May 2023	GSI	—	481	481
Receive	Zhejiang HangKe Technology, Inc., Company, Class A	1-Month USD OBFR + 0.75%	Monthly	USD	343	May 2023	GSI	—	24	24
Receive	Zhejiang HangKe Technology, Inc., Company, Class A	1-Month USD OBFR + 0.75%	Monthly	USD	2,750	May 2023	GSI	—	194	194
Receive	Zoetis, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	298,462	May 2023	GSI	—	3,444	3,444
Receive	Advanced Micro Devices, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	55,162	May 2023	JPM	—	11,186	11,186
Receive	Advanced Micro Devices, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	431,074	May 2023	JPM	—	87,418	87,418
Receive	Advanced Micro Devices, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	130,955	May 2023	JPM	—	26,557	26,557
Receive	Agilent Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,331,115	May 2023	JPM	—	(2,138)	(2,138)
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	37,999	May 2023	JPM	—	2,622	2,622
Receive	ALD SA	1-Month EUR ESTR Compounded OIS	Monthly	EUR	15,193	May 2023	JPM	—	1,051	1,051
Receive	Alphabet, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	1,633,231	May 2023	JPM	—	234,774	234,774
Receive	Alphabet, Inc., Class C	1-Month USD OBFR + 0.20%	Monthly	USD	1,891,499	May 2023	JPM	—	280,105	280,105
Receive	Amazon.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,223,610	May 2023	JPM	—	290,100	290,100
Receive	Amazon.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	154,603	May 2023	JPM	—	36,772	36,772
Receive	Amazon.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	84,782	May 2023	JPM	—	20,165	20,165
Receive	Amazon.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	311,451	May 2023	JPM	—	74,078	74,078
Receive	Aneka Tambang Tbk	1-Month USD OBFR + 1.20%	Monthly	USD	2,813	May 2023	JPM	—	635	635
Receive	Anglo American PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	338,007	May 2023	JPM	—	21,593	21,593
Receive	Anglo American PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	435,386	May 2023	JPM	—	27,814	27,814
Receive	Anglo American PLC	1-Month GBP SONIA Compounded OIS	Monthly	GBP	46,831	May 2023	JPM	—	2,999	2,999
Receive	Anglo American PLC	1-Month GBP SONIA Compounded OIS	Monthly	GBP	1,121,756	May 2023	JPM	—	71,834	71,834
Receive	Anglo American PLC	1-Month GBP SONIA Compounded OIS	Monthly	GBP	229,940	May 2023	JPM	—	14,725	14,725
Receive	Apollo Global Management, Inc.	1-Month USD OBFR + 0.25%	Monthly	USD	384,058	May 2023	JPM	—	46,649	46,649
Receive	Apollo Global Management, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	274,588	May 2023	JPM	—	33,362	33,362
Receive	ASML Holding NV, NYRS	1-Month USD OBFR + 0.20%	Monthly	USD	710,607	May 2023	JPM	—	118,017	118,017
Receive	ASML Holding NV, NYRS	1-Month USD OBFR + 0.20%	Monthly	USD	876,811	May 2023	JPM	—	145,619	145,619
24	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	ASML Holding NV, NYRS	1-Month USD OBFR + 0.20%	Monthly	USD	300,185	May 2023	JPM	—	$49,854	$49,854
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	15,499,351	May 2023	JPM	—	146	146
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	4,787,577	May 2023	JPM	—	45	45
Receive	AstraZeneca PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	1,040,316	May 2023	JPM	—	(121,516)	(121,516)
Receive	AstraZeneca PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	1,077,320	May 2023	JPM	—	(125,838)	(125,838)
Receive	Atlassian Corp. PLC, Class A	1-Month USD OBFR + 0.20%	Monthly	USD	214,266	May 2023	JPM	—	73,768	73,768
Receive	Atlassian Corp. PLC, Class A	1-Month USD OBFR + 0.20%	Monthly	USD	188,473	May 2023	JPM	—	64,888	64,888
Receive	Banner Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	755,961	May 2023	JPM	—	29,022	29,022
Receive	Banner Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	71,724	May 2023	JPM	—	2,754	2,754
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	271,139	May 2023	JPM	—	(4,065)	(4,065)
Receive	Blueprint Medicines Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	181,835	May 2023	JPM	—	(1,569)	(1,569)
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	453,802	May 2023	JPM	—	3,549	3,549
Receive	Centamin PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	255,230	May 2023	JPM	—	(30,675)	(30,675)
Receive	Centamin PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	319,540	May 2023	JPM	—	(38,404)	(38,404)
Receive	Centamin PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	172,060	May 2023	JPM	—	(20,679)	(20,679)
Receive	Concordia Financial Group, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	99,706,204	May 2023	JPM	$(192,164)	221,266	29,102
Receive	Concordia Financial Group, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	38,815,194	May 2023	JPM	(74,808)	86,137	11,329
Receive	Concordia Financial Group, Ltd.	1-Month JPY TONAR Compounded OIS	Monthly	JPY	35,732,349	May 2023	JPM	(49,898)	60,357	10,459
Receive	Concordia Financial Group, Ltd.	1-Month JPY TONAR Compounded OIS	Monthly	JPY	35,732,350	May 2023	JPM	—	10,459	10,459
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	12,566,400	May 2023	JPM	—	3,949	3,949
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	15,708,000	May 2023	JPM	—	4,937	4,937
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	11,491,215	May 2023	JPM	—	(746)	(746)
Receive	Elanco Animal Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	228,582	May 2023	JPM	—	22,841	22,841
Receive	Elevance Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,699,962	May 2023	JPM	—	92,093	92,093
Receive	Eli Lilly & Company	1-Month USD OBFR + 0.20%	Monthly	USD	1,048,405	May 2023	JPM	—	(46,171)	(46,171)
Receive	Eli Lilly & Company	1-Month USD OBFR + 0.20%	Monthly	USD	1,597,194	May 2023	JPM	—	(70,339)	(70,339)
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	27,265	May 2023	JPM	—	1,196	1,196
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	192,881	May 2023	JPM	—	8,463	8,463
Receive	Enterprise Financial Services Corp.	1-Month USD OBFR	Monthly	USD	485,000	May 2023	JPM	—	46,861	46,861
Receive	Erste Group Bank AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	208,896	May 2023	JPM	—	20,293	20,293
Receive	Erste Group Bank AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	527,936	May 2023	JPM	—	51,286	51,286
Receive	Five9, Inc.	1-Month USD OBFR	Monthly	USD	414,491	May 2023	JPM	—	37,660	37,660
Receive	HCA Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,391,418	May 2023	JPM	—	22,498	22,498
Receive	Health Catalyst, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	175,352	May 2023	JPM	—	62,401	62,401
Receive	Health Catalyst, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	12,092	May 2023	JPM	—	4,303	4,303
Receive	Health Catalyst, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	22,823	May 2023	JPM	—	8,122	8,122
Receive	Health Catalyst, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	2,312	May 2023	JPM	—	823	823
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	40,445	May 2023	JPM	—	1,832	1,832
Receive	Hope Education Group Company, Ltd.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	12,915	May 2023	JPM	—	88	88
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	25

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Humana, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	528,526	May 2023	JPM	—	$24,119	$24,119
Receive	IDEXX Laboratories, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	790,192	May 2023	JPM	—	113,269	113,269
Receive	IDEXX Laboratories, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	166,422	May 2023	JPM	—	23,856	23,856
Receive	Immunocore Holdings PLC, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	1,047,935	May 2023	JPM	—	159,121	159,121
Receive	Insulet Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	776,638	May 2023	JPM	—	905	905
Receive	Intel Corp.	1-Month USD OBFR	Monthly	USD	1,553,337	May 2023	JPM	—	35,166	35,166
Receive	Karuna Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	40,543	May 2023	JPM	—	614	614
Receive	Kasikornbank PCL	1-Month USD OBFR	Monthly	USD	389,794	May 2023	JPM	—	(23,942)	(23,942)
Receive	Kasikornbank PCL, NVDR	1-Month USD OBFR	Monthly	USD	1,159,591	May 2023	JPM	—	(25,365)	(25,365)
Receive	Kasikornbank PCL, NVDR	1-Month USD OBFR	Monthly	USD	76,725	May 2023	JPM	—	(5,145)	(5,145)
Receive	Laboratory Corp. of America Holdings	1-Month USD OBFR + 0.20%	Monthly	USD	1,445,099	May 2023	JPM	—	68,994	68,994
Receive	Laboratory Corp. of America Holdings	1-Month USD OBFR + 0.20%	Monthly	USD	33,596	May 2023	JPM	—	1,604	1,604
Receive	Laboratory Corp. of America Holdings	1-Month USD OBFR + 0.20%	Monthly	USD	853,813	May 2023	JPM	—	40,764	40,764
Receive	Laboratory Corp. of America Holdings	1-Month USD OBFR + 0.20%	Monthly	USD	259,408	May 2023	JPM	—	12,385	12,385
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	53,535	May 2023	JPM	—	1,213	1,213
Receive	Lonza Group AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	330,990	May 2023	JPM	—	42,069	42,069
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY TONAR Compounded OIS	Monthly	JPY	124,670,400	May 2023	JPM	—	43,524	43,524
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY TONAR Compounded OIS	Monthly	JPY	103,355,498	May 2023	JPM	—	27,817	27,817
Receive	Moderna, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	129,091	May 2023	JPM	—	1,524	1,524
Receive	Morgan Stanley	1-Month USD OBFR	Monthly	USD	2,310,547	May 2023	JPM	—	5,230	5,230
Receive	National Bank Holdings Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	73,973	May 2023	JPM	—	(1,493)	(1,493)
Receive	Nova Ljubljanska Banka dd, GDR	1-Month EUR ESTR Compounded OIS	Monthly	EUR	30,561	May 2023	JPM	—	3,632	3,632
Receive	Nova Ljubljanska Banka dd, GDR	1-Month EUR ESTR Compounded OIS	Monthly	EUR	61,756	May 2023	JPM	—	7,340	7,340
Receive	Novartis AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	713,160	May 2023	JPM	—	(20,116)	(20,116)
Receive	Palo Alto Networks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,241,390	May 2023	JPM	—	212,609	212,609
Receive	Panasonic Holdings Corp.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	31,509,204	May 2023	JPM	—	26,960	26,960
Receive	PayPal Holdings, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	374,257	May 2023	JPM	—	24,169	24,169
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	137,807	May 2023	JPM	—	(14,523)	(14,523)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	535,384	May 2023	JPM	—	(56,421)	(56,421)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	535,285	May 2023	JPM	—	(56,411)	(56,411)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,116,605	May 2023	JPM	—	(117,673)	(117,673)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	912,949	May 2023	JPM	—	(96,211)	(96,211)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	397,280	May 2023	JPM	—	(41,867)	(41,867)
Receive	ProFrac Holding Corp., Class A	1-Month USD OBFR	Monthly	USD	442,152	May 2023	JPM	—	(29,528)	(29,528)
Receive	QuidelOrtho Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	336,325	May 2023	JPM	—	(12,834)	(12,834)
Receive	QuidelOrtho Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	4,792	May 2023	JPM	—	(183)	(183)
Receive	QuidelOrtho Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	131,956	May 2023	JPM	—	(5,035)	(5,035)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	11,659,200	May 2023	JPM	—	(1,078)	(1,078)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	57,002,400	May 2023	JPM	—	(5,269)	(5,269)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	30,080,400	May 2023	JPM	—	(2,781)	(2,781)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	5,829,600	May 2023	JPM	—	(539)	(539)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	6,426,000	May 2023	JPM	—	(594)	(594)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	11,911,200	May 2023	JPM	—	(1,101)	(1,101)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	15,254,400	May 2023	JPM	—	(1,410)	(1,410)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	4,754,400	May 2023	JPM	—	(439)	(439)
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	16,900,800	May 2023	JPM	—	(1,562)	(1,562)
Receive	Rohm Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	32,130,000	May 2023	JPM	—	25,579	25,579
26	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	RWE AG	1-Month EUR ESTR Compounded OIS	Monthly	EUR	356,310	May 2023	JPM	—	$20,049	$20,049
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	153,226	May 2023	JPM	—	204	204
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	72,176	May 2023	JPM	—	75	75
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	106,103	May 2023	JPM	—	110	110
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	86,211	May 2023	JPM	—	89	89
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	102,491	May 2023	JPM	—	106	106
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	109,702	May 2023	JPM	—	113	113
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	361,213	May 2023	JPM	—	373	373
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	454,183	May 2023	JPM	—	469	469
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	115,842	May 2023	JPM	—	120	120
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	268,939	May 2023	JPM	—	278	278
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	101,213	May 2023	JPM	—	105	105
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	108,205	May 2023	JPM	—	112	112
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	323,403	May 2023	JPM	—	334	334
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	69,957	May 2023	JPM	—	72	72
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	104,232	May 2023	JPM	—	108	108
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	96,157	May 2023	JPM	—	99	99
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	61,275	May 2023	JPM	—	63	63
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	134,457	May 2023	JPM	—	139	139
Receive	SKF AB	1-Month SEK STIBOR	Monthly	SEK	3,675,841	May 2023	JPM	—	18,562	18,562
Receive	SKF AB	1-Month SEK STIBOR	Monthly	SEK	4,199,332	May 2023	JPM	—	21,206	21,206
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	98,771	May 2023	JPM	—	1,053	1,053
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	5,316	May 2023	JPM	—	57	57
Receive	Teleflex, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	226,435	May 2023	JPM	—	(9,228)	(9,228)
Receive	Teleflex, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	668,679	May 2023	JPM	—	(27,251)	(27,251)
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	2,540,159	May 2023	JPM	$(3,509)	4,511	1,002
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	18,190,079	May 2023	JPM	(23,731)	30,906	7,175
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	14,146,559	May 2023	JPM	(18,455)	24,035	5,580
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	8,893,439	May 2023	JPM	(12,286)	15,793	3,507
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	15,361,919	May 2023	JPM	(20,041)	26,100	6,059
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	17,775,359	May 2023	JPM	(23,190)	30,201	7,011
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	11,318,399	May 2023	JPM	(14,766)	19,230	4,464
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	27

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	12,119,040	May 2023	JPM	—	$4,780	$4,780
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	4,446,720	May 2023	JPM	—	1,754	1,754
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	5,253,119	May 2023	JPM	$(6,853)	8,925	2,072
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	6,059,519	May 2023	JPM	(7,905)	10,295	2,390
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	8,893,440	May 2023	JPM	—	3,508	3,508
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	23,034,240	May 2023	JPM	—	9,085	9,085
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	17,855,999	May 2023	JPM	(23,295)	30,338	7,043
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	37,439,999	May 2023	JPM	(48,844)	63,611	14,767
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	7,487,999	May 2023	JPM	(9,769)	12,722	2,953
Receive	The Chiba Bank, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	70,153,000	May 2023	JPM	—	13,336	13,336
Receive	Thermo Fisher Scientific, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	363,125	May 2023	JPM	—	7,682	7,682
Receive	Thermo Fisher Scientific, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	695,618	May 2023	JPM	—	14,715	14,715
Receive	Thermo Fisher Scientific, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,209,117	May 2023	JPM	—	25,578	25,578
Receive	Tokyo Century Corp.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	25,040,400	May 2023	JPM	—	7,707	7,707
Receive	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	83,607,584	May 2023	JPM	(156,848)	189,905	33,057
Receive	Tradeweb Markets, Inc., Class A	1-Month USD OBFR	Monthly	USD	52,468	May 2023	JPM	—	8,079	8,079
Receive	Trupanion, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	38,143	May 2023	JPM	—	11,029	11,029
Receive	UniCredit SpA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	1,041,594	May 2023	JPM	—	265,829	265,829
Receive	UniCredit SpA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	552,481	May 2023	JPM	—	141,001	141,001
Receive	UniCredit SpA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	893,129	May 2023	JPM	—	227,939	227,939
Receive	UniCredit SpA	1-Month EUR ESTR Compounded OIS	Monthly	EUR	415,062	May 2023	JPM	—	105,987	105,987
Receive	United Community Banks, Inc.	1-Month USD OBFR	Monthly	USD	379,751	May 2023	JPM	—	(10,494)	(10,494)
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	81,333	May 2023	JPM	—	1,297	1,297
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,278,796	May 2023	JPM	—	20,397	20,397
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	525,727	May 2023	JPM	—	8,386	8,386
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,575,221	May 2023	JPM	—	25,126	25,126
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	343,952	May 2023	JPM	—	5,486	5,486
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	660,956	May 2023	JPM	—	10,543	10,543
Receive	Vaxcyte, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,209,397	May 2023	JPM	—	(22,135)	(22,135)
Receive	Waters Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,561,288	May 2023	JPM	—	(87,515)	(87,515)
Receive	Abcam PLC, ADR	1-Month USD OBFR + 0.25%	Monthly	USD	510,808	May 2023	MSI	—	(78,588)	(78,588)
Receive	Activision Blizzard, Inc.	1-Month USD OBFR	Monthly	USD	633,495	May 2023	MSI	—	11,688	11,688
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	84,006	May 2023	MSI	—	1,871	1,871
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	60,698	May 2023	MSI	—	1,365	1,365
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	93,628	May 2023	MSI	—	2,106	2,106
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	34,956	May 2023	MSI	—	786	786
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	340	May 2023	MSI	—	8	8
28	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	826	May 2023	MSI	—	$19	$19
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	4,211	May 2023	MSI	—	95	95
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	104,653	May 2023	MSI	—	2,354	2,354
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	13,063	May 2023	MSI	—	294	294
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	18,655	May 2023	MSI	—	420	420
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	58,445	May 2023	MSI	—	1,315	1,315
Receive	ALD SA	1-Month EUR ESTR Compounded OIS	Monthly	EUR	118,136	May 2023	MSI	—	2,673	2,673
Receive	ALD SA	1-Month EUR ESTR Compounded OIS	Monthly	EUR	44,906	May 2023	MSI	—	1,016	1,016
Receive	ALD SA	1-Month EUR ESTR Compounded OIS	Monthly	EUR	19,414	May 2023	MSI	—	439	439
Receive	ALD SA	1-Month EUR ESTR Compounded OIS	Monthly	EUR	849	May 2023	MSI	—	19	19
Receive	ALD SA	1-Month EUR ESTR Compounded OIS	Monthly	EUR	40,616	May 2023	MSI	—	919	919
Receive	ALD SA	1-Month EUR ESTR Compounded OIS	Monthly	EUR	462,445	May 2023	MSI	—	10,461	10,461
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD OBFR + 0.25%	Monthly	USD	45,344	May 2023	MSI	—	(1,497)	(1,497)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,098,531	May 2023	MSI	—	(36,244)	(36,244)
Receive	Amedisys, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	336,362	May 2023	MSI	—	42,781	42,781
Receive	Amedisys, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	488,148	May 2023	MSI	—	62,210	62,210
Receive	Amicus Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	224,231	May 2023	MSI	—	10,827	10,827
Receive	Amicus Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	779,603	May 2023	MSI	—	37,645	37,645
Receive	Aneka Tambang Tbk	1-Month USD OBFR + 0.75%	Monthly	USD	7,439	May 2023	MSI	—	502	502
Receive	Aneka Tambang Tbk	1-Month USD OBFR + 0.75%	Monthly	USD	4,941	May 2023	MSI	—	333	333
Receive	Aneka Tambang Tbk	1-Month USD OBFR + 0.75%	Monthly	USD	6,202	May 2023	MSI	—	418	418
Receive	ASML Holding NV, NYRS	1-Month USD OBFR + 0.20%	Monthly	USD	69,110	May 2023	MSI	—	165	165
Receive	ASR Nederland NV	1-Month EUR ESTR Compounded OIS	Monthly	EUR	360,047	May 2023	MSI	—	15,005	15,005
Receive	ASR Nederland NV	1-Month EUR ESTR Compounded OIS	Monthly	EUR	345,130	May 2023	MSI	—	14,383	14,383
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	3,369,194	May 2023	MSI	$(2,847)	3,014	167
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	1,612,265	May 2023	MSI	—	80	80
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	2,343,209	May 2023	MSI	—	116	116
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	1,903,499	May 2023	MSI	(1,608)	1,703	95
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	824,216	May 2023	MSI	—	41	41
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	4,661,672	May 2023	MSI	—	231	231
Receive	AstraZeneca PLC	1-Month GBP SONIA Compounded OIS + 0.50%	Monthly	GBP	699,042	May 2023	MSI	—	(78,716)	(78,716)
Receive	AstraZeneca PLC	1-Month GBP SONIA Compounded OIS + 0.50%	Monthly	GBP	159,611	May 2023	MSI	—	(17,973)	(17,973)
Receive	AstraZeneca PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	396,984	May 2023	MSI	—	(44,666)	(44,666)
Receive	Atlassian Corp. PLC, Class A	1-Month USD OBFR + 0.20%	Monthly	USD	308,114	May 2023	MSI	—	17,048	17,048
Receive	Banca Generali SpA	1-Month EUR ESTR Compounded OIS	Monthly	EUR	244,324	May 2023	MSI	—	(711)	(711)
Receive	Banca Generali SpA	1-Month EUR ESTR Compounded OIS	Monthly	EUR	534,208	May 2023	MSI	—	(1,555)	(1,555)
Receive	Bayer AG	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	722,193	May 2023	MSI	—	(3,200)	(3,200)
Receive	Bio-Techne Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	10,349	May 2023	MSI	—	(169)	(169)
Receive	Block, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	348,389	May 2023	MSI	—	30,142	30,142
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	29

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Block, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	163,117	May 2023	MSI	—	$14,112	$14,112
Receive	Block, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	53,246	May 2023	MSI	—	4,607	4,607
Receive	Block, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	40,554	May 2023	MSI	—	3,509	3,509
Receive	Bloomberry Resorts Corp.	1-Month USD OBFR + 0.75%	Monthly	USD	13,391	May 2023	MSI	—	492	492
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	65,193	May 2023	MSI	—	191	191
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	647,645	May 2023	MSI	—	1,897	1,897
Receive	Bristol-Myers Squibb Company	1-Month USD OBFR + 0.20%	Monthly	USD	648,982	May 2023	MSI	—	7,108	7,108
Receive	British American Tobacco PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	659,535	May 2023	MSI	$(22,859)	14,042	(8,817)
Receive	British American Tobacco PLC	1-Month GBP SONIA Compounded OIS	Monthly	GBP	663,490	May 2023	MSI	—	(8,778)	(8,778)
Receive	Cadence Bank	1-Month USD OBFR + 0.20%	Monthly	USD	701,814	May 2023	MSI	—	(9,281)	(9,281)
Receive	Canadian Natural Resources, Ltd.	1-Month USD OBFR	Monthly	USD	2,376,145	May 2023	MSI	—	104,821	104,821
Receive	Celldex Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	229,443	May 2023	MSI	—	(14,452)	(14,452)
Receive	Celldex Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	164,806	May 2023	MSI	—	(10,381)	(10,381)
Receive	Celldex Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	94,772	May 2023	MSI	—	(5,969)	(5,969)
Receive	Celldex Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	853,088	May 2023	MSI	—	(53,734)	(53,734)
Receive	Cenovus Energy, Inc.	1-Month USD OBFR	Monthly	USD	792,802	May 2023	MSI	—	32,693	32,693
Receive	Ceridian HCM Holding, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	147,407	May 2023	MSI	—	9,778	9,778
Receive	Ceridian HCM Holding, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	48,256	May 2023	MSI	—	3,201	3,201
Receive	Citigroup, Inc.	1-Month USD OBFR	Monthly	USD	1,522,269	May 2023	MSI	—	19,449	19,449
Receive	Danaher Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	505,028	May 2023	MSI	—	(20,186)	(20,186)
Receive	DISH Network Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	34,220	May 2023	MSI	—	(452)	(452)
Receive	Edwards Lifesciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	27,286	May 2023	MSI	—	(792)	(792)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	5,689,760	May 2023	MSI	—	(1,151)	(1,151)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	6,740,050	May 2023	MSI	—	(1,364)	(1,364)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	1,711,890	May 2023	MSI	—	(346)	(346)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	5,813,810	May 2023	MSI	—	(1,176)	(1,176)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	4,308,670	May 2023	MSI	—	(872)	(872)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	2,555,430	May 2023	MSI	—	(517)	(517)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	3,448,590	May 2023	MSI	—	(698)	(698)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	4,027,490	May 2023	MSI	—	(815)	(815)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	3,448,590	May 2023	MSI	—	(698)	(698)
Receive	Elevance Health, Inc.	1-Month USD OBFR + 0.50%	Monthly	USD	53,387	May 2023	MSI	—	2,019	2,019
Receive	Elevance Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,122,080	May 2023	MSI	—	42,566	42,566
Receive	Elevance Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	51,463	May 2023	MSI	—	1,952	1,952
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	666,155	May 2023	MSI	—	12,963	12,963
Receive	Endeavour Mining PLC	1-Month CAD CDOR + 0.20%	Monthly	CAD	336,851	May 2023	MSI	—	(8,009)	(8,009)
Receive	Erste Group Bank AG	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	641,825	May 2023	MSI	—	52,366	52,366
Receive	Etsy, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	36,705	May 2023	MSI	—	1,344	1,344
Receive	Etsy, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	222,749	May 2023	MSI	—	8,159	8,159
Receive	Etsy, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	621,472	May 2023	MSI	—	22,764	22,764
Receive	Etsy, Inc.	1-Month USD OBFR	Monthly	USD	535,541	May 2023	MSI	—	(208)	(208)
Receive	FleetCor Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	74,375	May 2023	MSI	—	5,269	5,269
30	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	FleetCor Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	239,676	May 2023	MSI	—	$16,978	$16,978
Receive	FleetCor Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	359,416	May 2023	MSI	—	25,460	25,460
Receive	FleetCor Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	511,282	May 2023	MSI	—	36,218	36,218
Receive	FleetCor Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	52,374	May 2023	MSI	—	3,710	3,710
Receive	Flowserve Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	210,322	May 2023	MSI	—	9,635	9,635
Receive	Ganfeng Lithium Company, Ltd., Class A	1-Month USD OBFR + 0.70%	Monthly	USD	4,408	May 2023	MSI	$2	269	271
Receive	Ganfeng Lithium Company, Ltd., Class A	1-Month USD OBFR + 0.70%	Monthly	USD	2,646	May 2023	MSI	(1)	173	172
Receive	Genpact, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	89,217	May 2023	MSI	—	(334)	(334)
Receive	Genus PLC	1-Month GBP SONIA Compounded OIS + 0.50%	Monthly	GBP	103,902	May 2023	MSI	—	(11,779)	(11,779)
Receive	Hangzhou Tigermed Consulting Company, Ltd., Class A	1-Month USD OBFR + 0.70%	Monthly	USD	815,118	May 2023	MSI	—	(31,840)	(31,840)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	125,923	May 2023	MSI	—	(636)	(636)
Receive	Humana, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	49,046	May 2023	MSI	—	2,044	2,044
Receive	Illumina, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	638,106	May 2023	MSI	—	22,945	22,945
Receive	Inari Medical, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	537,331	May 2023	MSI	—	(88,197)	(88,197)
Receive	Incyte Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	93,124	May 2023	MSI	—	4,294	4,294
Receive	Insulet Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,289,242	May 2023	MSI	—	(52,135)	(52,135)
Receive	Intellia Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	548,673	May 2023	MSI	—	78,925	78,925
Receive	International Bancshares Corp.	1-Month USD OBFR	Monthly	USD	280,110	May 2023	MSI	—	6,860	6,860
Receive	JPMorgan Chase & Co.	1-Month USD OBFR + 0.20%	Monthly	USD	2,147,763	May 2023	MSI	—	7,272	7,272
Receive	JPMorgan Chase & Co.	1-Month USD OBFR + 0.20%	Monthly	USD	4,433,088	May 2023	MSI	—	(2,198)	(2,198)
Receive	JPMorgan Chase & Co.	1-Month USD OBFR	Monthly	USD	1,169,766	May 2023	MSI	—	(8,804)	(8,804)
Receive	JPMorgan Chase & Co.	1-Month USD OBFR	Monthly	USD	1,524,340	May 2023	MSI	—	13,562	13,562
Receive	Kymera Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	95,032	May 2023	MSI	—	7,421	7,421
Receive	Laboratory Corp. of America Holdings	1-Month USD OBFR + 0.20%	Monthly	USD	557,160	May 2023	MSI	—	(6,683)	(6,683)
Receive	Lam Research Corp.	1-Month USD OBFR	Monthly	USD	219,541	May 2023	MSI	—	9,505	9,505
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	303,534	May 2023	MSI	—	(456)	(456)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	358,540	May 2023	MSI	—	(538)	(538)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	371,449	May 2023	MSI	—	(558)	(558)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	286,830	May 2023	MSI	—	(431)	(431)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	358,543	May 2023	MSI	—	(538)	(538)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	573,666	May 2023	MSI	—	(862)	(862)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	125,139	May 2023	MSI	—	(188)	(188)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	157,757	May 2023	MSI	—	(237)	(237)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	11,474	May 2023	MSI	—	(17)	(17)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	54,497	May 2023	MSI	—	(82)	(82)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	123,338	May 2023	MSI	—	(185)	(185)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	370,017	May 2023	MSI	—	(556)	(556)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	120,680	May 2023	MSI	—	(181)	(181)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	132,571	May 2023	MSI	—	(199)	(199)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	770,996	May 2023	MSI	—	(1,158)	(1,158)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	66,992	May 2023	MSI	—	(101)	(101)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	303,360	May 2023	MSI	—	(456)	(456)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	149,784	May 2023	MSI	—	(225)	(225)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	149,784	May 2023	MSI	—	(225)	(225)
Receive	Lumentum Holdings, Inc.	1-Month USD OBFR	Monthly	USD	384,163	May 2023	MSI	—	(23)	(23)
Receive	Marvell Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	67,371	May 2023	MSI	—	3,470	3,470
Receive	Marvell Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	376,532	May 2023	MSI	—	19,391	19,391
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	31

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Mastercard, Inc., Class A	1-Month USD OBFR + 0.50%	Monthly	USD	404,625	May 2023	MSI	—	$(4,837)	$(4,837)
Receive	Mastercard, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	724,500	May 2023	MSI	—	(8,582)	(8,582)
Receive	Mastercard, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	354,750	May 2023	MSI	—	(4,202)	(4,202)
Receive	Mastercard, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	493,500	May 2023	MSI	—	(5,846)	(5,846)
Receive	Mastercard, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	120,750	May 2023	MSI	—	(1,430)	(1,430)
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY TONAR Compounded OIS	Monthly	JPY	100,648,104	May 2023	MSI	—	(1,192)	(1,192)
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.50%	Monthly	USD	1,264,926	May 2023	MSI	—	50,666	50,666
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	399,892	May 2023	MSI	—	16,061	16,061
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	28,735	May 2023	MSI	—	1,154	1,154
Receive	MongoDB, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	535,295	May 2023	MSI	—	29,132	29,132
Receive	MongoDB, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	222,110	May 2023	MSI	—	12,088	12,088
Receive	MongoDB, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	44,016	May 2023	MSI	—	2,395	2,395
Receive	Morphic Holding, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	605,019	May 2023	MSI	—	30,723	30,723
Receive	NanoString Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	99,281	May 2023	MSI	—	(1,092)	(1,092)
Receive	NanoString Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	2,275	May 2023	MSI	—	(25)	(25)
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	9,470,250	May 2023	MSI	—	(558)	(558)
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	51,367,500	May 2023	MSI	—	(3,028)	(3,028)
Receive	Nova, Ltd.	1-Month USD OBFR	Monthly	USD	458,683	May 2023	MSI	—	(18,263)	(18,263)
Receive	Novartis AG	1-Month CHF SARON Compounded OIS + 0.30%	Monthly	CHF	641,391	May 2023	MSI	—	(28,376)	(28,376)
Receive	NVIDIA Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	55,584	May 2023	MSI	—	5,671	5,671
Receive	Owens & Minor, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	7,479	May 2023	MSI	—	(345)	(345)
Receive	Panasonic Holdings Corp.	1-Month JPY TONAR Compounded OIS	Monthly	JPY	44,968,767	May 2023	MSI	—	(608)	(608)
Receive	Panasonic Holdings Corp.	1-Month JPY TONAR Compounded OIS	Monthly	JPY	51,846,415	May 2023	MSI	—	(4,455)	(4,455)
Receive	Panasonic Holdings Corp.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	109,777,077	May 2023	MSI	—	(58)	(58)
Receive	PayPal Holdings, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	405,791	May 2023	MSI	—	5,968	5,968
Receive	Pembina Pipeline Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	1,307,819	May 2023	MSI	—	(24,051)	(24,051)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	88,289	May 2023	MSI	—	(3,037)	(3,037)
Receive	Ping An Insurance Group Company of China, Ltd., H Shares	1-Month HKD HIBOR	Monthly	HKD	2,675,018	May 2023	MSI	—	196	196
Receive	PTC Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	72,626	May 2023	MSI	—	(2,991)	(2,991)
Receive	PureCycle Technologies, Inc.	1-Month USD OBFR	Monthly	USD	12,357	May 2023	MSI	—	(418)	(418)
Receive	PureCycle Technologies, Inc.	1-Month USD OBFR	Monthly	USD	290,982	May 2023	MSI	—	(9,849)	(9,849)
Receive	PureCycle Technologies, Inc.	1-Month USD OBFR	Monthly	USD	219,623	May 2023	MSI	—	(7,434)	(7,434)
Receive	QuidelOrtho Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	58,163	May 2023	MSI	—	985	985
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	2,678,717	May 2023	MSI	—	107,322	107,322
Receive	Rheinmetall AG	1-Month EUR ESTR Compounded OIS	Monthly	EUR	911,530	May 2023	MSI	—	(5,201)	(5,201)
Receive	Royal Bank of Canada	1-Month CAD CDOR	Monthly	CAD	2,180,496	May 2023	MSI	—	30,954	30,954
Receive	Royal Bank of Canada	1-Month CAD CDOR	Monthly	CAD	2,202,047	May 2023	MSI	—	31,259	31,259
Receive	Royal Bank of Canada	1-Month CAD CDOR	Monthly	CAD	611,897	May 2023	MSI	—	8,686	8,686
Receive	Royal Bank of Canada	1-Month CAD CDOR	Monthly	CAD	779,182	May 2023	MSI	—	11,061	11,061
Receive	Royal Bank of Canada	1-Month CAD CDOR	Monthly	CAD	1,057,047	May 2023	MSI	—	15,005	15,005
Receive	Royal Bank of Canada	1-Month CAD CDOR	Monthly	CAD	525,291	May 2023	MSI	—	7,457	7,457
Receive	Royal Bank of Canada	1-Month CAD CDOR	Monthly	CAD	1,044,656	May 2023	MSI	—	14,830	14,830
Receive	Sage Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	663,242	May 2023	MSI	—	3,435	3,435
Receive	Sarepta Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	2,061,280	May 2023	MSI	—	(83,120)	(83,120)
Receive	Seagen, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,328,987	May 2023	MSI	—	96,282	96,282
32	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Seagen, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	422,824	May 2023	MSI	—	$30,633	$30,633
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	10,270	May 2023	MSI	—	(30)	(30)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	46,287	May 2023	MSI	—	(134)	(134)
Receive	Shell PLC	1-Month GBP SONIA Compounded OIS	Monthly	GBP	1,997,666	May 2023	MSI	—	(48,064)	(48,064)
Receive	Shell PLC	1-Month GBP SONIA Compounded OIS	Monthly	GBP	966,716	May 2023	MSI	—	22,525	22,525
Receive	Smith & Nephew PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	497,491	May 2023	MSI	—	(17,793)	(17,793)
Receive	SouthState Corp.	1-Month USD OBFR	Monthly	USD	403,728	May 2023	MSI	—	(4,846)	(4,846)
Receive	SouthState Corp.	1-Month USD OBFR	Monthly	USD	403,648	May 2023	MSI	—	(4,845)	(4,845)
Receive	SouthState Corp.	1-Month USD OBFR	Monthly	USD	338,250	May 2023	MSI	—	(4,060)	(4,060)
Receive	Stryker Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,264,565	May 2023	MSI	—	(14,838)	(14,838)
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	74,630	May 2023	MSI	—	2,369	2,369
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	104,628	May 2023	MSI	—	3,321	3,321
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	124,580	May 2023	MSI	—	3,954	3,954
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	358,028	May 2023	MSI	—	11,364	11,364
Receive	Talanx AG	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	1,448,606	May 2023	MSI	—	9,978	9,978
Receive	Talanx AG	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	597,957	May 2023	MSI	—	4,119	4,119
Receive	Teleflex, Inc.	1-Month USD OBFR + 0.50%	Monthly	USD	2,893	May 2023	MSI	—	23	23
Receive	Teleflex, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	19,770	May 2023	MSI	—	158	158
Receive	Tenaris SA, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	636,600	May 2023	MSI	—	(12,352)	(12,352)
Receive	The Chiba Bank, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	37,453,942	May 2023	MSI	—	(3,819)	(3,819)
Receive	The Chiba Bank, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	38,593,658	May 2023	MSI	—	(3,935)	(3,935)
Receive	The Chiba Bank, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	86,027,600	May 2023	MSI	—	(8,772)	(8,772)
Receive	The Goldman Sachs Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	98,677	May 2023	MSI	—	4,320	4,320
Receive	The Goldman Sachs Group, Inc.	1-Month USD OBFR	Monthly	USD	1,530,550	May 2023	MSI	—	67,115	67,115
Receive	The Goldman Sachs Group, Inc.	1-Month USD OBFR	Monthly	USD	1,425,574	May 2023	MSI	—	62,512	62,512
Receive	The Goldman Sachs Group, Inc.	1-Month USD OBFR	Monthly	USD	790,469	May 2023	MSI	—	34,662	34,662
Receive	Tokio Marine Holdings, Inc.	1-Month JPY TONAR Compounded OIS	Monthly	JPY	101,128,200	May 2023	MSI	—	2,220	2,220
Receive	Tokyo Century Corp.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	45,611,280	May 2023	MSI	—	23,378	23,378
Receive	Tokyo Century Corp.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	23,886,720	May 2023	MSI	—	12,243	12,243
Receive	Trupanion, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	227,289	May 2023	MSI	—	11,844	11,844
Receive	Ultragenyx Pharmaceutical, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	821,398	May 2023	MSI	—	53,355	53,355
Receive	United Community Banks, Inc.	1-Month USD OBFR	Monthly	USD	58,496	May 2023	MSI	—	(3,953)	(3,953)
Receive	United Community Banks, Inc.	1-Month USD OBFR	Monthly	USD	211,618	May 2023	MSI	—	(14,300)	(14,300)
Receive	United Community Banks, Inc.	1-Month USD OBFR	Monthly	USD	308,369	May 2023	MSI	—	(20,838)	(20,838)
Receive	United Community Banks, Inc.	1-Month USD OBFR	Monthly	USD	232,278	May 2023	MSI	—	(15,696)	(15,696)
Receive	United Tractors Tbk PT	1-Month USD OBFR + 0.75%	Monthly	USD	13,934	May 2023	MSI	—	247	247
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	305,115	May 2023	MSI	—	8,377	8,377
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	100,412	May 2023	MSI	—	2,757	2,757
Receive	Vale Indonesia Tbk PT	1-Month USD OBFR + 0.75%	Monthly	USD	16,248	May 2023	MSI	$(5,809)	5,893	84
Receive	VanEck Semiconductor ETF	1-Month USD OBFR	Monthly	USD	924,147	May 2023	MSI	—	68,778	68,778
Receive	Veracyte, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	315,876	May 2023	MSI	—	(18,978)	(18,978)
Receive	Veracyte, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	5,178	May 2023	MSI	—	(311)	(311)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	33

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Wartsila OYJ Abp	1-Month EUR ESTR Compounded OIS	Monthly	EUR	262,430	May 2023	MSI	—	$(2,961)	$(2,961)
Receive	Wartsila OYJ Abp	1-Month EUR ESTR Compounded OIS	Monthly	EUR	368,955	May 2023	MSI	—	(12,738)	(12,738)
Receive	Wartsila OYJ Abp	1-Month EUR ESTR Compounded OIS	Monthly	EUR	312,751	May 2023	MSI	—	(9,546)	(9,546)
Receive	Wartsila OYJ Abp	1-Month EUR ESTR Compounded OIS	Monthly	EUR	408,490	May 2023	MSI	—	—	—
Receive	Western Alliance Bancorp	1-Month USD OBFR	Monthly	USD	323,071	May 2023	MSI	—	39,226	39,226
Receive	Zhejiang HangKe Technology, Inc., Company, Class A	1-Month USD OBFR + 0.70%	Monthly	USD	1,901	May 2023	MSI	—	142	142
Receive	Zoetis, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	978,802	May 2023	MSI	—	37,016	37,016
								$(934,663)	$(7,374,344)	$(8,309,007)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive (pay) the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
ADR	American Depositary Receipt
BNP	BNP Paribas
CDOR	Canadian Dollar Offered Rate
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
DB	Deutsche Bank AG
ESTR	Euro Short-Term Rate
GDR	Global Depositary Receipt
GSI	Goldman Sachs International
HIBOR	Hong Kong Interbank Offered Rate
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
NVDR	Non-Voting Depositary Receipt
NWM	NatWest Markets PLC
NYRS	New York Registry Shares
OBFR	Overnight Bank Funding Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SONIA	Sterling Overnight Interbank Average Rate
SSB	State Street Bank and Trust Company
STIBOR	Stockholm Interbank Offered Rate
TONAR	Tokyo Overnight Average Rate
34	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2023, by major security category or type:
	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$27,797,670	$20,338,686	$7,458,984	—
Consumer discretionary	27,654,515	19,978,818	7,675,697	—
Consumer staples	12,989,691	4,514,551	8,475,140	—
Energy	36,517,619	30,309,003	6,208,616	—
Financials	132,262,788	67,419,519	64,843,269	—
Health care	143,696,166	112,139,086	31,557,080	—
Industrials	35,568,368	17,658,167	17,910,201	—
Information technology	93,483,189	85,477,589	8,005,600	—
|	35

	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Materials	$18,813,927	$9,892,067	$8,921,860	—
Real estate	17,618	—	17,618	—
Utilities	24,939,022	19,937,732	5,001,290	—
Preferred securities	1,079,249	—	1,079,249	—
Exchange-traded funds	6,468,356	6,468,356	—	—
Corporate bonds	14,340,127	—	14,340,127	—
Purchased options	1,363,629	1,137,423	226,206	—
Short-term investments	222,710,480	54,764,592	167,945,888	—
Total investments in securities	$799,702,414	$450,035,589	$349,666,825	—
Derivatives:
Assets
Forward foreign currency contracts	$641,513	—	$641,513	—
Swap contracts	8,284,285	—	8,284,285	—
Liabilities
Futures	(59,424)	$(59,424)	—	—
Forward foreign currency contracts	(1,376,624)	—	(1,376,624)	—
Written options	(451,486)	(449,766)	(1,720)	—
Swap contracts	(16,593,292)	—	(16,593,292)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	7,981	$3,545,902	$6,082,262	$(9,549,784)	$1,288	$124	$8,153	—	$79,792
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
36	|